Prospectus May 1, 2017, as revised July 1, 2017

	Class A	Class C	Class N	Class T *	Class Y
ASG Dynamic Allocation Fund	DAAFX	DACFX		DAATX	DAYFX
ASG Global Alternatives Fund	GAFAX	GAFCX	GAFNX	GAFTX	GAFYX
ASG Managed Futures Strategy Fund	AMFAX	ASFCX	AMFNX	MFSTX	ASFYX
ASG Tactical U.S. Market Fund	USMAX	USMCX		USTMX	USMYX
Gateway Equity Call Premium Fund	GCPAX	GCPCX	GCPNX	GCPTX	GCPYX
Gateway Fund	GATEX	GTECX	GTENX	GATTX	GTEYX
Loomis Sayles Strategic Alpha Fund	LABAX	LABCX	LASNX	LSATX	LASYX
McDonnell Intermediate Municipal Bond Fund	MIMAX	MIMCX		MIMTX	MIMYX

* Class T shares of the Funds are not currently available for purchase.

The Securities and Exchange Commission ("SEC") and the Commodity Futures Trading Commission have not approved or disapproved any Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Fund Summary

ASG Dynamic Allocation Fund

Investment Goal

The Fund seeks long-term capital appreciation. The secondary goal of the Fund is the protection of capital during unfavorable market conditions.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 88 of the Prospectus, in Appendix A to the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None	None
Redemption fees	None	None	None	None

* A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class T		Class Y
Management fees	0.70%	0.70%	0.70%		0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%		0.00%
Other expenses	0.85%	0.81%	0.85	% [1]	0.84%
Acquired fund fees and expenses [2]	0.06%	0.06%	0.06%		0.06%
Total annual fund operating expenses	1.86%	2.57%	1.86%		1.60%
Fee waiver and/or expense reimbursement [3]	0.63%	0.60%	0.63%		0.63%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.23%	1.97%	1.23%		0.97%

1 Other expenses are estimated for the current fiscal year.

2 The expense information shown in the table above differs from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

3 AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.15%, 1.90%, 1.15% and 0.90% of the Fund's average daily net assets for Class A, Class C, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational expenses and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$693	$1,068	$1,468	$2,581
Class C	$300	$743	$1,312	$2,860
Class T	$372	$755	$1,169	$2,321
Class Y	$99	$443	$811	$1,847

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$200	$743	$1,312	$2,860

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund tactically allocates its investments across a range of asset classes and global markets. Under normal market conditions, the Adviser will typically use a variety of derivative instruments, including equity, fixed-income and currency futures contracts and currency forward contracts, as well as exchange-traded funds ("ETFs") and money market and other short-term, high-quality securities, to achieve exposures to the following asset classes: (i) U.S. equity securities; (ii) foreign developed market equity securities; (iii) emerging market equity and fixed-income securities; (iv) U.S. fixed-income securities; and (v) foreign developed market fixed-income securities. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund will typically obtain its target allocations through the use of long positions in futures and/or forward contracts, as well as investments in ETFs, which can provide exposure to certain asset classes that may not be readily available via futures contracts (e.g., domestic and international corporate bonds). The Fund may also hold short positions through the use of derivatives for hedging purposes. The Fund may obtain exposure to below investment grade fixed-income securities, also known as "junk bonds," through its investments in ETFs. Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories).

In deciding which investments to buy and sell, the Adviser uses a quantitative systematic approach which analyzes multiple time periods. The approach consists of overweighting and/or underweighting allocations to asset classes based on a number of factors, including momentum signals, changes in hedge fund positioning, and/or market volatility. For example, the Adviser may overweight an asset class that demonstrates increasing momentum and/or hedge fund exposure relative to other asset classes. In estimating changes in hedge fund positioning, the Adviser may use various approaches, including an analysis of the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database). When determining allocations to asset classes, the Adviser will also take into consideration correlations between assets and the volatilities of these assets. The minimum exposure to each asset class may be as low as 0% of total assets.

The Adviser separately manages the Fund's investments in derivatives and ETFs (the "Dynamic Allocation Portion") and the Fund's investments in money market and other short-term, high-quality securities (the "Money Market Portion," described further below). The Dynamic Allocation Portion will obtain economic leverage through the use of derivative instruments. Leverage can vary over time based on market conditions and the net notional value of the Dynamic Allocation Portion's investment exposure will not exceed 200% of the Fund's total assets. The Fund's total investment exposure may be greater than 200% of the Fund's total assets because it includes exposures obtained through both the Dynamic Allocation Portion and the Money Market Portion. Because the Fund's investment exposure will often exceed its total assets, it will be subject to increased risk compared to funds that do not leverage their investment exposure. While this increased investment exposure may magnify the Fund's potential for gains, it will also magnify the potential for losses. For these reasons, the Fund is intended for long-term investors.

The Adviser will seek to manage the annualized volatility (a statistical measure of the variation of returns) of the Fund's overall portfolio as part of the investment approach. The Adviser will monitor the portfolio daily, and will generally seek an annualized volatility level of no greater than 20% (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may significantly exceed 20% for various reasons, including changes in market levels of volatility and investments in instruments that are inherently volatile. This would increase the risk of investing in the Fund.

The Fund expects that, under normal market conditions, it will invest at least 40% of its total assets in the Money Market Portion. The Fund may invest less than this percentage in the Money Market Portion and the Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to provide collateral for the Fund's investments in

2

Fund Summary

derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in that industry.

The Adviser will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

The Fund expects to add commodities as an available asset class for investment at a future date. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary expected to be organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). The Fund anticipates registering the Commodity Subsidiary upon the attainment of approximately $100 million in assets under management. The maximum exposure to commodities will be 20% of total assets.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders.

Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity risk. The Commodity Subsidiary will not be registered under the Investment Company Act of 1940 (the "1940 Act") and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund is organized and the Commodity Subsidiary is expected to be organized, respectively, could negatively affect the Fund and its shareholders.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.

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Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk:  Derivative instruments (such as those in which the Fund may invest, including futures and forward contracts) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to commodities markets, securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative or the underlying assets decrease in value over time.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise.  Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

4

Fund Summary

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial loss.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services. The Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund's performance in the first full year and by showing how the Fund's average annual returns for the one-year and Life-of-Fund periods compare to those of two broad measures of market performance. The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI World Index (Net) and 40% Bloomberg Barclays U.S. Aggregate Bond Index. The two indices composing the Blended Index measure, respectively, the performance of global equity securities and global sovereign fixed-income securities. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

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Fund Summary

Total Returns for Class Y Shares

Highest Quarterly Return: Third Quarter 2016, 1.83% Lowest Quarterly Return: First Quarter 2016, -0.41%

Average Annual Total Returns
(for the periods ended December 31, 2016)	Past 1 Year	Life of Fund (11/30/15)
Class Y - Return Before Taxes	2.57%	1.17%
Return After Taxes on Distributions	2.42%	0.98%
Return After Taxes on Distributions and Sale of Fund Shares	1.45%	0.81%
Class A - Return Before Taxes	-3.46%	-4.35%
Class C - Return Before Taxes	0.63%	0.21%
Class T - Return Before Taxes	-0.12%	-1.35%
Morningstar Global Allocation Index	7.00%	5.37%
Blended Index	5.71%	4.09%

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

AlphaSimplex Group, LLC

Portfolio Managers

Alexander D. Healy, Deputy Chief Investment Officer of the Adviser, has served as co-portfolio manager of the Fund since 2015.

Robert S. Rickard, Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2015.

Derek M. Schug, CFA®, Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since 2015.

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Fund Summary

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with NGAM Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
• Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

7

Fund Summary

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund Summary

ASG Global Alternatives Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 88 of the Prospectus, in Appendix A to the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None	None	None
Redemption fees	None	None	None	None	None

* A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class T		Class Y
Management fees	1.14%	1.14%	1.14%	1.14%		1.14%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses	0.18%	0.18%	0.10%	0.18	% [1]	0.18%
Total annual fund operating expenses [2]	1.57%	2.32%	1.24%	1.57%		1.32%
Fee waiver and/or expense reimbursement [3]	0.01%	0.01%	0.00%	0.01%		0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.56%	2.31%	1.24%	1.56%		1.31%

1 Other expenses are estimated for the current fiscal year.

2 The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

3 AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.54%, 2.29%, 1.24%, 1.54% and 1.29% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the examples for Class A, Class C, Class T and Class Y are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$725	$1,040	$1,379	$2,333
Class C	$334	$723	$1,239	$2,654
Class N	$126	$393	$681	$1,500
Class T	$405	$732	$1,082	$2,069
Class Y	$133	$416	$722	$1,589

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$234	$723	$1,239	$2,654

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate.

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed-income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed-income securities (including U.S. and non-U.S. government securities), currencies and commodities. In estimating these market exposures, the Adviser may use various approaches, including an analysis of the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database), and seeks to use a variety of derivative instruments to capture such exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser also may consider other factors, such as: (i) the Fund's obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; and (v) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions.

The Adviser currently targets an annualized volatility level of 9% or less (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.

Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The gross notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets, and may significantly exceed the total value of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high-quality securities (the "Money Market Portion"), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to finance the Fund's investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Adviser will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Obligations"); (ii) securities issued by foreign governments,

10

Fund Summary

their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures and forward contracts) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had

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Fund Summary

derivatives not been used. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value over time.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund's investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund's performance may be lower than the returns of the broader stock market and the Fund's net asset value may fluctuate substantially over time.

Index/Tracking Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser's strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise.  Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

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Fund Summary

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services. The Fund's Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, Life-of-Fund and Life-of-Class periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Third Quarter 2010, 7.23% Lowest Quarterly Return: First Quarter 2016, -8.36%

Average Annual Total Returns
(for the periods ended December 31, 2016)	Past 1 Year	Past 5 Years	Life of Fund (9/30/08)	Life of Class (5/1/13)
Class Y - Return Before Taxes	-4.23%	3.14%	3.13%	-
Return After Taxes on Distributions	-4.23%	1.99%	2.21%	-
Return After Taxes on Distributions and Sale of Fund Shares	-2.39%	2.11%	2.20%	-
Class A - Return Before Taxes	-9.89%	1.68%	2.15%	-
Class C - Return Before Taxes	-6.09%	2.11%	2.11%	-
Class N - Return Before Taxes	-4.05%	-	-	1.32%
Class T - Return Before Taxes	-6.79%	2.38%	2.56%	-
Barclay Fund of Funds Index	0.32%	3.27%	1.59%	2.05%

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Fund Summary

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares. Prior to May 1, 2017, Total Returns in the bar chart and Return After Taxes on Distributions and Return After Taxes on Distributions & Sale of Fund Shares in the table were presented for Class A shares; such returns are now presented for Class Y shares, the largest share class in the Natixis Fund Complex.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the one year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

AlphaSimplex Group, LLC

Portfolio Managers

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since 2008.

Alexander D. Healy, Deputy Chief Investment Officer of the Adviser, has served as co-portfolio manager of the Fund since 2014.

David E. Kuenzi, CFA®, Senior Research Scientist for the Adviser, has served as co-portfolio manager of the Fund since 2017.

Peter A. Lee, Senior Research Scientist for the Adviser, has served as co-portfolio manager of the Fund since 2010.

Philippe P. Lüdi, CFA®, Senior Research Scientist for the Adviser, has served as co-portfolio manager of the Fund since 2014.

Robert S. Rickard, Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2008.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, NGAM Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N.

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Fund Summary

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with NGAM Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
• Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund Summary

ASG Managed Futures Strategy Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 88 of the Prospectus, in Appendix A to the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None	None	None
Redemption fees	None	None	None	None	None

* A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N		Class T		Class Y
Management fees	1.24%	1.24%	1.24%		1.24%		1.24%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%		0.25%		0.00%
Other expenses	0.26%	0.26%	0.15	% [1]	0.26	% [1]	0.26%
Total annual fund operating expenses	1.75%	2.50%	1.39%		1.75%		1.50%
Fee waiver and/or expense reimbursement [2],3	0.01%	0.01%	0.00%		0.01%		0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.74%	2.49%	1.39%		1.74%		1.49%

1 Other expenses are estimated for the current fiscal year.

2 AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70%, 2.45%, 1.40%, 1.70% and 1.45% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70%, 2.45%, 1.40%, 1.70% and 1.45% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

3 NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

16

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$742	$1,093	$1,468	$2,518
Class C	$352	$778	$1,330	$2,835
Class N	$142	$440	$761	$1,669
Class T	$422	$786	$1,174	$2,260
Class Y	$152	$473	$818	$1,790

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$252	$778	$1,330	$2,835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate.

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to generate positive absolute returns over time. Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed-income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Adviser uses proprietary quantitative models to identify price trends in equity, fixed-income, currency and commodity instruments across time periods of various lengths. The Adviser believes that asset prices may show persistent trending behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets. The Adviser believes that following trends across a widely diversified set of assets, combined with active risk management, may allow it to earn a positive expected return over time. The Fund may have both "short" and "long" exposures within an asset class based upon the Adviser's analysis of multiple time horizons to identify trends in a particular asset class. A "short" exposure will benefit when the underlying asset class decreases in price. A "long" exposure will benefit when the underlying asset class increases in price. The Adviser will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The Adviser currently targets an annualized volatility level of 17% or less (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.

Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The gross notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets, and may significantly exceed the total value of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high-quality securities (such as bankers' acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the "Money Market Portion"), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.

The Adviser will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Obligations"); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master

17

Fund Summary

demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.

Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures and forward contracts) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves

18

Fund Summary

greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value over time.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise.  Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services. The Fund's Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

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Fund Summary

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and Life-of-Fund periods compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: First Quarter 2015, 11.72% Lowest Quarterly Return: Second Quarter 2015, -10.57%

Average Annual Total Returns
(for the periods ended December 31, 2016)	Past 1 Year	Past 5 Years	Life of Fund (7/30/10)
Class Y - Return Before Taxes	-5.47%	2.77%	4.26%
Return After Taxes on Distributions	-5.48%	1.42%	2.70%
Return After Taxes on Distributions and Sale of Fund Shares	-3.10%	1.70%	2.82%
Class A - Return Before Taxes	-11.09%	1.32%	3.07%
Class C - Return Before Taxes	-7.39%	1.73%	3.22%
Class T - Return Before Taxes	-8.08%	2.00%	3.61%
Credit Suisse Managed Futures Liquid Index	4.19%	4.33%	3.59%
SG Trend Index	-6.19%	2.16%	2.64%

The Fund did not have Class N or Class T shares outstanding during the periods shown above. The returns of Class N and Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares. Prior to May 1, 2017, Total Returns in the bar chart and Return After Taxes on Distributions and Return After Taxes on Distributions & Sale of Fund Shares in the table were presented for Class A shares; such returns are now presented for Class Y shares, the largest share class in the Natixis Fund Complex.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

AlphaSimplex Group, LLC

20

Fund Summary

Portfolio Managers

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since 2010.

Alexander D. Healy, Deputy Chief Investment Officer of the Adviser, has served as co-portfolio manager of the Fund since 2014.

Philippe P. Lüdi, CFA®, Senior Research Scientist for the Adviser, has served as co-portfolio manager of the Fund since 2014.

Robert W. Sinnott, Senior Research Scientist for the Adviser, has served as co-portfolio manager of the Fund since 2012.

John C. Perry, Research Scientist for the Adviser, has served as co-portfolio manager of the Fund since 2017.

Robert S. Rickard, Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2010.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, NGAM Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with NGAM Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

21

Fund Summary

• Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

22

Fund Summary

ASG Tactical U.S. Market Fund

Investment Goal

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 88 of the Prospectus, in Appendix A to the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None	None
Redemption fees	None	None	None	None

* A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class T		Class Y
Management fees	0.80%	0.80%	0.80%		0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%		0.00%
Other expenses [1]	0.35%	0.35%	0.35	% [2]	0.35%
Total annual fund operating expenses	1.40%	2.15%	1.40%		1.15%
Fee waiver and/or expense reimbursement [3]	0.16%	0.16%	0.16%		0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.24%	1.99%	1.24%		0.99%

1 The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%.

2 Other expenses are estimated for the current fiscal year.

3 AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.24%, 1.99%, 1.24% and 0.99% of the Fund's average daily net assets for Class A, Class C, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

23

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$694	$965	$1,270	$2,134
Class C	$302	$644	$1,127	$2,459
Class T	$373	$653	$969	$1,862
Class Y	$101	$336	$604	$1,371

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$202	$644	$1,127	$2,459

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund pursues its investment goal primarily through investments in equity securities that broadly represent the U.S. equities market (including common stocks, preferred stocks and exchange-traded funds ("ETFs") related to equity investments); derivative instruments related to the U.S. equities market (primarily futures contracts on U.S. equity indices); and fixed-income securities (including money market and other short-term or variable-rate, high-quality securities and related ETFs). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments that are tied economically to the U.S. The Adviser considers an investment to be tied economically to the U.S. if the investment is included in an index representative of the U.S., the investment's returns are linked to the performance of such an index, or the investment is exposed to the economic risks and returns of the U.S. The Adviser may use quantitative models to determine when to magnify the Fund's exposure to the U.S. equity market, for example, through the purchase of futures contracts, or, alternatively, when to decrease such exposure, for example, through the sale of futures contracts or through the purchase of ETFs that it believes may effectively hedge equity investments. The Adviser may increase the Fund's exposure to the U.S. equity market to up to 130% of the Fund's total assets when it believes that the risk of loss is justified by potential returns. The Adviser may decrease such exposure to as little as 0% of the Fund's total assets, in an attempt to limit the effects of extreme market drawdowns, when it believes that the risk of loss is not offset by potential returns. Such increases and decreases may lag changes in the market, and there is no guarantee that the Adviser's models will accurately predict market movement. Because the Fund's equity market exposure will often exceed its total assets, it will be subject to increased risk compared to funds that do not leverage their equity market exposure. While this increased exposure to equity investments may magnify the Fund's potential for gains, it also may magnify the potential for loss.  For these reasons, the Fund is intended for long-term investors.

Equity Securities Investments. The equity securities portion of the Fund is managed by NGAM Advisors, L.P. (through its division, Active Index Advisors®) ("NGAM Advisors"), with the exception of any investments in ETFs, which are selected by the Adviser. NGAM Advisors utilizes a proprietary sampling system when deciding which securities to purchase, with the goal of tracking the performance of the large-capitalization U.S. equity market. In an attempt to reduce adverse tax consequences, the portion of the Fund managed by NGAM Advisors may hold securities that are not considered to represent the large-capitalization U.S. equity market, or hold securities in amounts disproportionate to their weights within the large-capitalization U.S. equity market. The portfolio may experience tracking error and is not guaranteed to replicate exactly the large-capitalization U.S. equity market.

Derivative Investments. As discussed above, the Adviser seeks to complement the equity portion of the Fund with investments in derivative instruments intended to enhance return and, during times of significant market decline, mitigate losses. In addition, the Adviser uses futures contracts to manage volatility and adjusts the Fund's exposure to equity investments in times of significantly increased volatility (including, when volatility is more than double the long-term average volatility of the U.S. equity markets). As of March 31, 2017, the long-term average annualized volatility of the U.S. equity markets was 18.0%. The Fund's actual or realized volatility during certain periods or over time may materially exceed the long-term average annualized volatility of the U.S. equity markets, for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. The Fund may have both "short" and "long" exposures to equity investments simultaneously. The Fund will benefit from a "short" exposure when equity and equity-related investments decrease in price, and will benefit from a "long" exposure when equity and equity-related investments increase in price.

Fixed-Income Investments. The assets allocated to the fixed-income portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. The fixed-income portion of the Fund will only invest in high-quality securities that are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by

24

Fund Summary

domestic and foreign banks, including domestic or foreign branches or subsidiaries of such banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

When buying and selling securities and other instruments for the Fund, and when allocating assets to NGAM Advisors, the Adviser may consider: (i) the Adviser's proprietary quantitative models, including the outlook on volatility and market decline; (ii) the Fund's obligations under its various derivative positions; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs that reduce Fund returns.

With the exception of the Fund's 80% policy, the percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In accordance with applicable requirements of the U.S. Securities and Exchange Commission (the "SEC"), the Fund will notify shareholders prior to any change to the 80% policy discussed above taking effect.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures contracts) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures contracts, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value over time.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Index/Tracking Error Risk: This is the risk that, to the extent the Fund's principal investment strategies utilize indices, the Fund's performance may not track the performance of such indices. For example, the equity securities in which the Fund invests may not provide investment performance matching the performance of broad-based large capitalization U.S. equity indices. Similarly, changes in the value of the derivatives in which the Fund invests may not correlate perfectly with the underlying assets or indices associated with such derivatives. Moreover, the ETFs in which the Fund invests may not replicate the performance of the indices they track and may, therefore, result in loss to the Fund.

25

Fund Summary

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise.  Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk:  A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services. The Fund's Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Risk/Return Bar Chart and Table

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and Life-of-Fund periods compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

26

Fund Summary

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Second Quarter 2014, 6.19% Lowest Quarterly Return: Third Quarter 2015, -6.50%

Average Annual Total Returns
(for the periods ended December 31, 2016)	Past 1 Year	Life of Fund (9/30/13)
Class Y - Return Before Taxes	4.41%	8.90%
Return After Taxes on Distributions	4.24%	7.91%
Return After Taxes on Distributions and Sale of Fund Shares	2.65%	6.73%
Class A - Return Before Taxes	-1.93%	6.65%
Class C - Return Before Taxes	2.39%	7.82%
Class T - Return Before Taxes	1.51%	7.76%
S&P 500® Index	11.96%	11.53%
Barclay Equity Long/Short Index	1.71%	3.64%

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares. Prior to May 1, 2017, Total Returns in the bar chart and Return After Taxes on Distributions and Return After Taxes on Distributions & Sale of Fund Shares in the table were presented for Class A shares; such returns are now presented for Class Y shares, the largest share class in the Natixis Fund Complex.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

AlphaSimplex Group, LLC

Investment Subadviser

NGAM Advisors, L.P. (through its division, Active Index Advisors®)

Portfolio Managers

AlphaSimplex

Alexander D. Healy, Deputy Chief Investment Officer of the Adviser, has served as co-portfolio manager of the Fund since 2013.

Robert S. Rickard, Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2013.

27

Fund Summary

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index Advisors® division of NGAM Advisors, has served as co-portfolio manager of the Fund since 2013.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index Advisors® division of NGAM Advisors, has served as co-portfolio manager of the Fund since 2013.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with NGAM Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
• Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

28

Fund Summary

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

29

Fund Summary

Gateway Equity Call Premium Fund

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 88 of the Prospectus, in Appendix A to the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None	None	None
Redemption fees	None	None	None	None	None

* A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N		Class T		Class Y
Management fees	0.65%	0.65%	0.65%		0.65%		0.65%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%		0.25%		0.00%
Other expenses	0.41%	0.33%	0.35	% [1]	0.41	% [1]	0.41%
Total annual fund operating expenses	1.31%	1.98%	1.00%		1.31%		1.06%
Fee waiver and/or expense reimbursement [2],3	0.11%	0.03%	0.10%		0.11%		0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	1.95%	0.90%		1.20%		0.95%

1 Other expenses are estimated for the current fiscal year.

2 Gateway Investment Advisers, LLC ("Gateway" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

3 NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

30

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$690	$956	$1,242	$2,054
Class C	$298	$618	$1,065	$2,304
Class N	$92	$308	$543	$1,216
Class T	$369	$643	$939	$1,779
Class Y	$97	$326	$574	$1,284

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$198	$618	$1,065	$2,304

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities purchased by the Fund may include the following U.S. exchange-listed securities: common stocks; American Depositary Receipts ("ADRs"), which are securities issued by a U.S. bank that represent interests in foreign equity securities; and interests in real estate investment trusts ("REITs"). The Fund ordinarily invests in a broadly diversified equity portfolio, while also writing (selling) index call options with an aggregate notional value approximately equal to the market value of the equity portfolio. Writing index call options is intended to reduce the Fund's volatility and provide steady cash flow. Cash flow from call option writing is intended to be an important source of the Fund's return, although the Fund's option writing activity reduces the Fund's ability to profit from increases in the value of its equity portfolio. The combination of a diversified stock portfolio and the steady cash flow from the sale of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. The Fund may invest in companies with small, medium or large market capitalizations.

The Fund's combination of a broadly diversified portfolio of common stocks and written index call options is similar to the components of the CBOE S&P 500 BuyWrite Index (the "BXMSM"). The BXMSM is a passive total return index based on (1) buying an S&P 500® stock index portfolio, and (2) writing (selling) the near-term S&P 500® Index "covered" call option. The Fund's more flexible, active option management approach creates the potential for it to achieve higher long-term returns than the BXMSM while exhibiting a similar level of volatility, as defined by standard deviation of returns. The similarities between the BXMSM and the Fund's equity investment strategy are expected to result in the Fund exhibiting a positive correlation to the broad U.S. equity markets similar to that exhibited by the BXMSM.

With its core investment in equities, the Fund is intended to be significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed-income investments and "hybrid investments" (blends of equity and fixed-income securities). Through the use of index options, the Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks (including ADRs and REITs), designed to support the Fund's index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund's after-tax total return. The Adviser uses a multifactor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets the criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the Fund's stock portfolio and the performance of the index or indices underlying the Fund's option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund's investment goal, the Adviser may also sell stocks to realize capital losses in an effort to minimize any required capital gain distributions. The Adviser expects the portfolio to generally represent the broad U.S. equity market.

Writing Index Call Options

The Fund continuously writes index call options, typically on broad-based securities market indices, with an aggregate notional value approximately equal to the market value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the "exercise price") on a certain date in the

31

Fund Summary

future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In such a case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

Other Investments

The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Call Options Risk:  The value of the Fund's positions in index options will fluctuate in response to changes in the value of the underlying index. Writing index call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option-based risk management strategy, and for these and other reasons the Fund's option strategy may not reduce the Fund's volatility to the extent desired.

Correlation Risk: The Fund's ability to manage the volatility of its equity portfolio by writing index call options depends on the correlation between the returns of the equity portfolio and those of the index on which the call options are written. Accordingly, the effectiveness of the Fund's index option-based risk management strategy may be reduced to the extent the performance of the Fund's equity portfolio does not correlate to that of the indices underlying its option positions.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Small- and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's equity portfolio.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and Life-of-Fund periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

32

Fund Summary

Total Returns for Class Y Shares

Highest Quarterly Return: Fourth Quarter 2015, 4.07% Lowest Quarterly Return: Third Quarter 2015, -3.62%

Average Annual Total Returns
(for the periods ended December 31, 2016)	Past 1 Year	Life of Fund (9/30/14)
Class Y - Return Before Taxes	7.83%	5.30%
Return After Taxes on Distributions	7.53%	4.95%
Return After Taxes on Distributions and Sale of Fund Shares	4.67%	4.04%
Class A - Return Before Taxes	1.43%	2.34%
Class C - Return Before Taxes	5.85%	4.32%
Class T - Return Before Taxes	4.91%	3.88%
CBOE S&P 500 BuyWrite Index (BXM)	7.07%	5.05%
S&P 500® Index	11.96%	8.07%

The Fund did not have Class N or Class T shares outstanding during the periods shown above. The returns of Class N and Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares. Prior to May 1, 2017, Total Returns in the bar chart and Return After Taxes on Distributions and Return After Taxes on Distributions & Sale of Fund Shares in the table were presented for Class A shares; such returns are now presented for Class Y shares, the largest share class in the Natixis Fund Complex.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Gateway Investment Advisers, LLC

Portfolio Managers

Daniel M. Ashcraft, CFA®, Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2014.

Michael T. Buckius, CFA®, Senior Vice President and Chief Investment Officer of the Adviser, has served as co-portfolio manager of the Fund since 2014.

Kenneth H. Toft, CFA®, Senior Vice President and Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2014.

33

Fund Summary

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, NGAM Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with NGAM Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
• Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

34

Fund Summary

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

35

Fund Summary

Gateway Fund

Investment Goal

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 88 of the Prospectus, in Appendix A to the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None	None	None
Redemption fees	None	None	None	None	None

* A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N		Class T		Class Y
Management fees	0.63%	0.63%	0.63%		0.63%		0.63%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%		0.25%		0.00%
Other expenses	0.14%	0.14%	0.07	% [1]	0.14	% [1]	0.14%
Total annual fund operating expenses	1.02%	1.77%	0.70%		1.02%		0.77%
Fee waiver and/or expense reimbursement [2],3	0.08%	0.07%	0.05%		0.08%		0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%	1.70%	0.65%		0.94%		0.70%

1 Other expenses are estimated for the current fiscal year.

2 Gateway Investment Advisers, LLC ("Gateway" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.94%, 1.70%, 0.65%, 0.94% and 0.70% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

3 NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

36

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$665	$874	$1,099	$1,744
Class C	$273	$550	$953	$2,078
Class N	$66	$219	$385	$866
Class T	$344	$558	$791	$1,459
Class Y	$72	$239	$421	$948

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$173	$550	$953	$2,078

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund's volatility, provides steady cash flow and is an important source of the Fund's return, although it also reduces the Fund's ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, American Depositary Receipts ("ADRs"), which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in real estate investment trusts ("REITs").

The Fund strives not only for the majority of the returns associated with equity market investments, but also for returns in excess of those available from other investments comparable in volatility. Because, as described above, the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund's historical volatility has been closer to intermediate-to long-term fixed-income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed-income securities) than to equity investments. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed-income investments and "hybrid investments" (blends of equity and short-term fixed-income), although the Fund expects to generally have lower long-term returns than a fund consisting solely of equity securities. Through the use of index options, the Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund's index option based risk management strategy as efficiently as possible while seeking to enhance the Fund's after tax total return. The Adviser uses a multifactor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indices underlying the Fund's option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund's investment goal, the Adviser may also sell stocks to realize capital losses in an effort to minimize any required capital gain distributions. The Adviser expects the portfolio to generally represent the broad U.S. equity market.

Writing Index Call Options

The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not

37

Fund Summary

exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

Purchasing Index Put Options

The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. The Fund may not spend at any time more than 5% of its assets to purchase index put options.

Other Investments

The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Correlation Risk: The effectiveness of the Fund's index option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to that of the indices underlying its option positions.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Small- and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's equity portfolio.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Options Risk: The value of the Fund's positions in index options will fluctuate in response to changes in the value of the underlying index. Writing index call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons the Fund's option strategies may not reduce the Fund's volatility to the extent desired.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

38

Fund Summary

Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 6.06% Lowest Quarterly Return: Fourth Quarter 2008, -11.15%

Average Annual Total Returns
(for the periods ended December 31, 2016)	Past 1 Year	Past 5 Years	Past 10 Years
Class A - Return Before Taxes	-0.81%	3.51%	2.42%
Return After Taxes on Distributions	-1.14%	3.16%	2.07%
Return After Taxes on Distributions and Sale of Fund Shares	-0.20%	2.72%	1.89%
Class C - Return Before Taxes	3.42%	3.94%	2.25%
Class T - Return Before Taxes	2.60%	4.21%	2.77%
Class Y - Return Before Taxes	5.48%	4.99%	3.25%
S&P 500® Index	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.33%	4.34%

The Fund did not have Class N or Class T shares outstanding during the periods shown above. The returns of Class N and Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares. The returns shown in the bar chart and the table for periods before February 15, 2008 (February 19, 2008 for Class C shares) are that of the Fund's predecessor (the "Gateway Predecessor Fund"), restated to reflect the expenses and sales loads of Class A and Class C shares. For the Class Y shares, the returns shown in the table for periods before February 19, 2008 are those of the Gateway Predecessor Fund and reflect the higher net expenses of the Gateway Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Gateway Investment Advisers, LLC

Portfolio Managers

Paul R. Stewart, CFA®, President and CEO of the Adviser, has served as co-portfolio manager of the Fund (including the Gateway Predecessor Fund) since 2006.

Michael T. Buckius, CFA®, Senior Vice President and Chief Investment Officer of the Adviser, has served as co-portfolio manager of the Fund since 2008.

Kenneth H. Toft, CFA®, Senior Vice President and Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2013.

Daniel M. Ashcraft, CFA®, Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since 2016.

39

Fund Summary

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, NGAM Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with NGAM Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
• Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

40

Fund Summary

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

41

Fund Summary

Loomis Sayles Strategic Alpha Fund

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 88 of the Prospectus, in Appendix A to the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None	None	None
Redemption fees	None	None	None	None	None

* A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N		Class T		Class Y
Management fees [1]	0.60%	0.60%	0.60%		0.60%		0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%		0.25%		0.00%
Other expenses	0.15%	0.15%	0.08	% [2]	0.15	% [2]	0.15%
Total annual fund operating expenses [3]	1.00%	1.75%	0.68%		1.00%		0.75%
Fee waiver and/or expense reimbursement [4],5	0.00%	0.00%	0.00%		0.00%		0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.75%	0.68%		1.00%		0.75%

1 The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2017, as if such reduction had been in effect during the fiscal year ended December 31, 2016. The information has been restated to better reflect anticipated expenses of the Fund.

2 Other expenses are estimated for the current fiscal year.

3 The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%.

4 Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

5 NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

42

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$523	$730	$954	$1,598
Class C	$278	$551	$949	$2,062
Class N	$69	$218	$379	$847
Class T	$349	$560	$789	$1,444
Class Y	$77	$240	$417	$930

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$178	$551	$949	$2,062

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund has an absolute total return investment objective, which means that it is not managed relative to an index and that it attempts to achieve positive total returns over a full market cycle. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies to mitigate downside risk. The Fund may invest up to 100% of its total assets in below investment grade fixed-income securities (also known as "junk bonds") and derivatives that have returns related to the returns on below investment grade fixed-income securities, although it is expected that, under normal market conditions, the Fund's net exposure (i.e., long exposures obtained through direct investments in securities and in derivatives minus short exposures obtained through derivatives) to below investment grade fixed-income assets generally will not exceed 50% of the Fund's total assets. Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories). Under normal market conditions, the Fund also may invest up to 50% of its total assets in investments denominated in non-U.S. currencies and related derivatives, including up to 20% in investments denominated in emerging market currencies and related derivatives. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund defines an "emerging market currency" as a currency of a country that carries a sovereign debt quality rating that is rated below investment grade by either S&P or Moody's, or is unrated by both S&P and Moody's. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the limitation on investments in non-U.S. and emerging market currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time. The Fund also may invest in preferred stocks.

In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser seeks to actively manage risk, with a focus on managing the Fund's exposure to credit, interest rate and currency risks in relation to the market. Additionally, the portfolio managers will use risk management tools, such as models that evaluate risk correlation to various market factors or asset classes, to seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea and to decide to buy or sell an investment based upon: (i) its return potential; (ii) its level of risk; and (iii) its fit within the team's overall macro strategy, with the goal of continually optimizing the Fund's portfolio.

The Adviser currently targets an annualized volatility range of 4% to 6% (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may materially exceed or be lower than its target volatility range for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.

The Fund will pursue its investment goal by obtaining long investment exposures through investments in securities and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The value of the Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for

43

Fund Summary

duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

Fixed-Income Investments. In connection with its principal investment strategies, the Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, emerging market securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, convertible bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, pay-in-kind ("PIK") securities, inflation-linked bonds, variable and floating rate securities, private placements and commercial paper.

Non-U.S. Currency Investments. Under normal market conditions, the Fund may engage in a broad range of transactions involving non-U.S. and emerging market currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. or emerging market currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, investing in cross-currency instruments (such as swaps), investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes.

Derivative Investments. For investment and hedging purposes, the Fund may invest substantially in a broad range of derivatives instruments and sometimes the majority of its investment returns will derive from its derivative investments. These derivative instruments include, but are not limited to, futures contracts (such as treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and over-the-counter ("OTC") options), warrants (such as non-U.S. currency warrants) and swap transactions (such as interest rate swaps, total return swaps and index swaps). In addition, the Fund may invest in credit derivative products that may be used to manage default risk and credit exposure. Examples of such products include, but are not limited to, credit default swap index products (such as LCDX, CMBX and ABX index products), single name credit default swaps, loan credit default swaps and asset-backed credit default swaps. The Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

Equity Investments. In connection with its principal investment strategies, the Fund may invest in preferred stocks and convertible preferred stocks. The Fund is non-diversified, which means it may invest a greater portion of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of fewer issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure. The total notional value of the Fund's derivative instruments may significantly exceed the total value of the Fund's assets.

Although the Fund seeks positive total returns over time, the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Agency Securities Risk: Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

44

Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Advisor may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures contracts, forward contracts, options, warrants and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures, forward contracts, options, warrants, foreign currency transactions, swaps and credit default swaps, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value over time.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in preferred stocks could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise.  Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in stocks also results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

45

Fund Summary

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Fund's Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services. The Fund's Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and Life-of-Fund periods compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: First Quarter 2012, 5.54% Lowest Quarterly Return: Third Quarter 2011, -4.71%

46

Fund Summary

Average Annual Total Returns
(for the periods ended December 31, 2016)	Past 1 Year	Past 5 Years	Life of Fund (12/15/10)
Class Y - Return Before Taxes	6.86%	4.23%	2.90%
Return After Taxes on Distributions	5.77%	2.96%	1.66%
Return After Taxes on Distributions and Sale of Fund Shares	3.87%	2.72%	1.72%
Class A - Return Before Taxes	2.03%	3.06%	1.92%
Class C - Return Before Taxes	4.70%	3.17%	1.85%
Class T - Return Before Taxes	3.93%	3.43%	2.21%
3-month London Interbank Offered Rate (LIBOR)	0.66%	0.38%	0.36%
3-month LIBOR +300 basis points	3.73%	3.44%	3.42%

The Fund did not have Class N or Class T shares outstanding during the periods shown above. The returns of Class N and Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares. Prior to May 1, 2017, Total Returns in the bar chart and Return After Taxes on Distributions and Return After Taxes on Distributions & Sale of Fund Shares in the table were presented for Class A shares; such returns are now presented for Class Y shares, the largest share class in the Natixis Fund Complex.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Matthew J. Eagan, CFA®, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2010.

Kevin P. Kearns, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2010.

Todd P. Vandam, CFA®, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2010.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

47

Fund Summary

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, NGAM Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with NGAM Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
• Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

48

Fund Summary

McDonnell Intermediate Municipal Bond Fund

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 88 of the Prospectus, in Appendix A to the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None	None
Redemption fees	None	None	None	None

* A 0.75% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $500,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class T		Class Y
Management fees	0.40%	0.40%	0.40%		0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%		0.00%
Other expenses	0.23%	0.23%	0.23	% [1]	0.23%
Total annual fund operating expenses	0.88%	1.63%	0.88%		0.63%
Fee waiver and/or expense reimbursement [2]	0.18%	0.18%	0.18%		0.18%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70%	1.45%	0.70%		0.45%

1 Other expenses are estimated for the current fiscal year.

2 The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.70%, 1.45%, 0.70% and 0.45% of the Fund's average daily net assets for Class A, Class C, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

49

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$369	$555	$756	$1,336
Class C	$248	$497	$870	$1,918
Class T	$320	$505	$707	$1,290
Class Y	$46	$184	$333	$769

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$148	$497	$870	$1,918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in municipal securities that pay interest exempt from federal income taxes. Municipal securities are debt instruments typically issued by or on behalf of state and local governments, territories or possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities and may include general obligation, revenue and private activity bonds and notes. In addition, the Fund may invest up to 20% of its assets in securities that pay interest subject to federal income taxation. The Fund may invest up to 20% of its assets in debt securities subject to the federal alternative minimum tax. The Fund's investments may include securities issued by the U.S. government, its agencies and instrumentalities and corporate debt securities. The Fund will invest primarily in investment grade fixed-income securities. "Investment grade" securities are those securities that are rated in one of the top four ratings categories at the time of purchase by at least one of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investors Services, Inc. or S&P Global Ratings), or, if unrated, are determined by McDonnell Investment Management, LLC ("McDonnell" or the "Subadviser") to be of comparable quality. The Subadviser considers pre-refunded bonds and municipal securities escrowed to maturity using U.S. Treasury securities or U.S. government agency securities to be investment grade securities, regardless of rating. The Fund may also invest up to 10% of its assets in securities that are not investment grade (commonly known as "junk bonds"). Under normal circumstances, the dollar-weighted average maturity of the Fund's portfolio is expected to be between 3 and 10 years although the Fund may invest in securities of any maturity.

The portfolio management team seeks to build a portfolio based on a number of factors including sector, duration and maturity distribution, yield, expected return, credit momentum outlook (sector and security level), credit quality, security structure, issue size and liquidity. Through the use of quantitative and fundamental analysis, the pool of possible portfolio investments is screened using these factors to arrive at a narrower universe of securities that the Subadviser believes are suitable for the Fund's portfolio.

Potential investments are also subject to a portfolio risk assessment that may include the following:

■

Determining the ability of creditors to fully repay debt obligations in a timely manner.

■

Use of a wide variety of internal and external quantitative and analytical and informational sources to assess likelihood of repayment.

■

Monitoring rating agency and third party surveillance sources with an emphasis on core holdings.

The Subadviser may sell a security for a variety of reasons, including duration management, yield curve positioning, sector rotation, a change in credit momentum outlook or if more attractive investment opportunities are identified.

The Fund may also:

■

Invest in when-issued securities and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

■

Enter into futures transactions for hedging and investment purposes.

■

Invest in other investment companies to the extent permitted by the Investment Company Act of 1940.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

50

Fund Summary

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including options, foreign currency transactions, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as options, foreign currency transactions, futures transactions, and swap transactions, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise.  Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Municipal Securities Risk: Municipal bonds are investments issued by states, cities, public authorities or political subdivisions to raise money for public purposes, including general obligation bonds and revenue obligations. Municipal securities are subject to information risk, liquidity risk, credit risk and the risks that economic, political, fiscal or regulatory events, legislative changes and the enforceability of rights of municipal bond holders could adversely affect the values of municipal bonds. Municipal obligations may be susceptible to downgrades or defaults during recessions or similar periods of economic stress and insolvent municipalities may file for bankruptcy, which could significantly affect the rights of creditors and the value of the municipal securities. In addition, if the municipal securities held by the Fund fail to meet certain legal requirements allowing interest distributed from such securities to be tax-exempt, the interest received and distributed to shareholders by the Fund may be taxable.

51

Fund Summary

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and Life-of-Fund periods compare to two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Second Quarter 2016, 2.21% Lowest Quarterly Return: Fourth Quarter 2016, -3.76%

Average Annual Total Returns
(for the periods ended December 31, 2016)	Past 1 Year	Life of Fund (12/31/12)
Class Y - Return Before Taxes	-0.55%	1.48%
Return After Taxes on Distributions	-0.55%	1.48%
Return After Taxes on Distributions and Sale of Fund Shares	0.33%	1.47%
Class A - Return Before Taxes	-3.75%	0.40%
Class C - Return Before Taxes	-2.42%	0.45%
Class T - Return Before Taxes	-3.29%	0.54%
Bloomberg Barclays Municipal Bond Index [1]	0.25%	2.42%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	-0.05%	2.14%

1 Effective May 22, 2017, the Bloomberg Barclays Municipal Bond Index replaced the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as the Fund's primary benchmark because the Fund believes the Bloomberg Barclays Municipal Bond Index, an index which covers the U.S. dollar-denominated long-term tax exempt bond market, is a more appropriate comparison to the Fund's investment strategies. It is not possible to invest directly in an index.

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares. Prior to May 1, 2017, Total Returns in the bar chart and Return After Taxes on Distributions and Return After Taxes on Distributions & Sale of Fund Shares in the table were presented for Class A shares; such returns are now presented for Class Y shares, the largest share class in the Natixis Fund Complex.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the one year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

52

Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadviser

McDonnell Investment Management, LLC

Portfolio Managers

Dawn Mangerson, Managing Director of Municipal Portfolio Management of McDonnell, has served as co-portfolio manager of the Fund since 2012.

James Grabovac, CFA®, Managing Director and Investment Strategist of McDonnell, has served as co-portfolio manager of the Fund since 2012.

Lawrence Jones, Senior Portfolio Manager of McDonnell, has served as co-portfolio manager of the Fund since 2012.

Steve Wlodarski, CFA®, Managing Director and Deputy Chief Investment Officer of McDonnell, has served as co-portfolio manager of the Fund since 2012.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with NGAM Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
• Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
• Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
• Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
• Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

53

Fund Summary

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

The Fund intends to distribute exempt-interest dividends, which are exempt from federal income tax. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. Also, a portion of the Fund's distributions may not qualify as exempt-interest dividends; rather, such portion will generally be taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

54

Investment Goals, Strategies and Risks

More Information About the Funds

ASG Dynamic Allocation Fund

Investment Goal

The Fund seeks long-term capital appreciation. The secondary goal of the Fund is the protection of capital during unfavorable market conditions. The investment goal is non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days' prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund tactically allocates its investments across a range of asset classes and global markets. Under normal market conditions, the Adviser will typically use a variety of derivative instruments, including equity, fixed-income and currency futures contracts and currency forward contracts, as well as exchange-traded funds ("ETFs") and money market and other short-term, high-quality securities, to achieve exposures to the following asset classes: (i) U.S. equity securities; (ii) foreign developed market equity securities; (iii) emerging market equity and fixed-income securities; (iv) U.S. fixed-income securities; and (v) foreign developed market fixed-income securities. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund will typically obtain its target allocations through the use of long positions in futures and/or forward contracts, as well as investments in ETFs, which can provide exposure to certain asset classes that may not be readily available via futures contracts (e.g., domestic and international corporate bonds). The Fund may also hold short positions through the use of derivatives for hedging purposes. The Fund may obtain exposure to below investment grade fixed-income securities, also known as "junk bonds," through its investments in ETFs. Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories).

In deciding which investments to buy and sell, the Adviser uses a quantitative systematic approach which analyzes multiple time periods. The approach consists of overweighting and/or underweighting allocations to asset classes based on a number of factors, including momentum signals, changes in hedge fund positioning, and/or market volatility. For example, the Adviser may overweight an asset class that demonstrates increasing momentum and/or hedge fund exposure relative to other asset classes. In estimating changes in hedge fund positioning, the Adviser may use various approaches, including an analysis of the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database). When determining allocations to asset classes, the Adviser will also take into consideration correlations between assets and the volatilities of these assets. The minimum exposure to each asset class may be as low as 0% of total assets.

The Adviser separately manages the Fund's investments in derivatives and ETFs (the "Dynamic Allocation Portion") and the Fund's investments in money market and other short-term, high-quality securities (the "Money Market Portion," described further below). The Dynamic Allocation Portion will obtain economic leverage through the use of derivative instruments. Leverage can vary over time based on market conditions and the net notional value of the Dynamic Allocation Portion's investment exposure will not exceed 200% of the Fund's total assets. The Fund's total investment exposure may be greater than 200% of the Fund's total assets because it includes exposures obtained through both the Dynamic Allocation Portion and the Money Market Portion. Because the Fund's investment exposure will often exceed its total assets, it will be subject to increased risk compared to funds that do not leverage their investment exposure. While this increased investment exposure may magnify the Fund's potential for gains, it will also magnify the potential for losses. For these reasons, the Fund is intended for long-term investors.

The Adviser will seek to manage the annualized volatility (a statistical measure of the variation of returns) of the Fund's overall portfolio as part of the investment approach. The Adviser will monitor the portfolio daily, and will generally seek an annualized volatility level of no greater than 20% (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may significantly exceed 20% for various reasons, including changes in market levels of volatility and investments in instruments that are inherently volatile. This would increase the risk of investing in the Fund.

The Fund expects that, under normal market conditions, it will invest at least 40% of its total assets in the Money Market Portion. The Fund may invest less than this percentage in the Money Market Portion and the Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to provide collateral for the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in that industry.

The Adviser will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in: (i) short-term obligations issued or

55

Investment Goals, Strategies and Risks

guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

The Fund expects to add commodities as an available asset class for investment at a future date. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary expected to be organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). The Fund anticipates registering the Commodity Subsidiary upon the attainment of approximately $100 million in assets under management. The maximum exposure to commodities will be 20% of total assets.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders.

Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities and other instruments or engagement in various practices.  Because of the Fund's extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves.  For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to "equity securities" risk.

Allocation Risk

This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

Below Investment Grade Fixed-Income Securities Risk

Below investment grade fixed-income securities, also known as "junk bonds," are rated below investment grade quality and may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. To be considered rated below investment grade quality, none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) must have rated the security in one of their respective top four rating categories at the time the Fund acquires the security or, if the security is unrated, the portfolio managers have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of below investment grade fixed-income securities may be more complex than for issuers of higher-quality debt securities, and the Fund's ability to achieve its investment objectives may, to the extent the Fund invests in below investment grade fixed-income securities, be more dependent upon the portfolio managers' credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise present elements of danger with respect to payments of principal or interest. Below investment grade fixed-income securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. Yields on below investment grade fixed-income securities will fluctuate. If the issuer of below investment grade fixed-income securities defaults, the Fund may incur additional expenses to seek recovery.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Commodity Subsidiary Risk

Investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments. The Commodity Subsidiary will not be registered under the 1940 Act, and unless otherwise noted, will not be subject to all of the investor protections of the 1940 Act. In monitoring compliance with its investment restrictions,

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Investment Goals, Strategies and Risks

the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund is organized and the Commodity Subsidiary is expected to be organized, respectively, could negatively affect the Fund and its shareholders. For example, the Cayman Islands do not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Islands taxes, the Fund's shareholders may suffer decreased investment returns.

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.

Credit/Counterparty Risk

Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions.  Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions.  As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearing house and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk

As described herein and in the SAI, the use of derivative instruments (such as those in which the Fund may invest, including futures and forward contracts) involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates.  It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund's use of derivatives involves other risks, such as the credit/counterparty risk relating to a broker, futures commission merchant or other party to a derivative contract (which is greater for OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may affect the amount, timing or character of tax distributions payable to, and thus taxes payable by, shareholders.

Emerging Markets Risk

In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect

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Investment Goals, Strategies and Risks

the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk

Foreign securities risk is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk.  To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, foreign securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities, and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline. In addition, the value of certain derivatives (such as interest rate futures) is related to changes in interest rates and may suffer significant price declines as a result of interest rate changes. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. A significant change in interest rates could cause the Fund's share price (and the value of your investment) to change.

Investments in Other Investment Companies Risk

The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.

Large Investor Risk

Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. If a large investor redeems a portion or all of its investment in the Fund or redeems frequently, the Fund may be forced to sell investments at unfavorable times or prices, which can affect the performance of the Fund and may increase realized capital gains, including short-term capital gains taxable as ordinary income. In addition, such transactions may accelerate the realization of taxable income to shareholders if the Fund's sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses or could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratios.

Leverage Risk

Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the portfolio managers will seek to manage the Fund's risk from the leverage associated with derivative instruments by closely monitoring the volatility of such investments, the portfolio managers may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful.

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Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments. In some cases, especially during periods of market turmoil, a redemption may dilute the interest of the remaining shareholders.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. Investments selected using the Adviser's models may perform differently than expected as a result of the market factors used in creating models, the weight given to each such market factor, changes from the market factors' historical trends and technical issues in the construction and implementation of the models (e.g., data problems, and/or software issues). The Adviser's judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance. As a result, the Adviser's models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

Market/Issuer Risk

The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Non-Diversification Risk

Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Short Exposure Risk

A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

U.S. Government Securities Risk

Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

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Investment Goals, Strategies and Risks

ASG Global Alternatives Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval.  The Fund will provide 60 days' prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed-income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed-income securities (including U.S. and non-U.S. government securities), currencies and commodities. In estimating these market exposures, the Adviser may use various approaches, including an analysis of the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database), and seeks to use a variety of derivative instruments to capture such exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser also may consider other factors, such as: (i) the Fund's obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; and (v) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions.

The Adviser currently targets an annualized volatility level of 9% or less (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.

Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The gross notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets, and may significantly exceed the total value of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high-quality securities (the "Money Market Portion"), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to finance the Fund's investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Adviser will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Obligations"); (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term

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Investment Goals, Strategies and Risks

capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities and other instruments or engagement in various practices.  Because of the Fund's extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves.  For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to "equity securities" risk.

Allocation Risk

This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Commodity Subsidiary Risk

Investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments. The Commodity Subsidiary is not registered under the 1940 Act, and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. In monitoring compliance with its investment restrictions, the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands do not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Islands taxes, the Fund's shareholders may suffer decreased investment returns.

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.

Credit/Counterparty Risk

Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions.  Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions.  As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearing house and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial

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Investment Goals, Strategies and Risks

losses. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk

As described herein and in the SAI, the use of derivative instruments (such as those in which the Fund may invest, including futures and forward contracts) involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions.  The Fund's use of derivatives involves other risks, such as the credit/counterparty risk relating to a broker, futures commission merchant or other party to a derivative contract (which is greater for OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may affect the amount, timing or character of tax distributions payable to, and thus taxes payable by, shareholders. Future regulatory changes may restrict the Fund's use of derivatives, which could prevent the Fund from implementing its investment strategies and adversely affect returns.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments.  Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk

Foreign securities risk is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk.  To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, foreign securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Hedge Fund Risk

Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund's investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund's performance may be lower than the returns of the broader stock market and the Fund's net asset value may fluctuate substantially over time.

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Index/Tracking Error Risk

Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser's strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. Even if an index does provide an accurate representation of hedge fund returns generally, the Fund's performance may not match the returns of any such index during any period of time. For example, the Fund's returns may differ from the returns of an index because of the inability of the Fund's managers to replicate hedge fund returns (which are based on many different types of assets, including illiquid assets, that may not be available for investment by the Fund) using futures and forward contracts and because of differences in volatility between the Fund's portfolio and the returns of the index. In addition, unlike an index, the Fund will be subject to a management fee and other Fund-level expenses. Therefore, the returns of the Fund may differ significantly from returns of hedge funds generally, or the returns of any particular index.

Interest Rate Risk

Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. A significant change in interest rates could cause the Fund's share price (and the value of your investment) to change.

Large Investor Risk

Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. If a large investor redeems a portion or all of its investment in the Fund or redeems frequently, the Fund may be forced to sell investments at unfavorable times or prices, which can affect the performance of the Fund and may increase realized capital gains, including short-term capital gains taxable as ordinary income. In addition, such transactions may accelerate the realization of taxable income to shareholders if the Fund's sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses or could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratios.

Leverage Risk

Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the portfolio managers will seek to manage the Fund's risk from the leverage associated with derivative instruments by closely monitoring the volatility of such investments, the portfolio managers may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments. In some cases, especially during periods of market turmoil, a redemption may dilute the interest of the remaining shareholders.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. Investments selected using the Adviser's models may perform differently than expected as a result of the market factors used in creating models, the weight given to each such market

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factor, changes from the market factors' historical trends and technical issues in the construction and implementation of the models (e.g., data problems, and/ or software issues). The Adviser's judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance. As a result, the Adviser's models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

Market/Issuer Risk

The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Short Exposure Risk

A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

U.S. Government Securities Risk

Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

ASG Managed Futures Strategy Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The investment goal is non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days' prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund seeks to generate positive absolute returns over time. Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed-income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Adviser uses proprietary quantitative models to identify price trends in equity, fixed-income, currency and commodity instruments across time periods of various lengths. The Adviser believes that asset prices may show persistent trending behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets. The Adviser believes that following trends across a widely diversified set of assets, combined with active risk management, may allow it to earn a positive expected return over time. The Fund may have both "short" and "long" exposures within an asset class based upon the Adviser's analysis of multiple time horizons to identify trends in a particular asset class. A "short" exposure will benefit when the underlying asset class decreases in price. A "long" exposure will benefit when the underlying asset class increases in price. The Adviser will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The Adviser currently targets an annualized volatility level of 17% or less (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.

Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The gross notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets, and may significantly exceed the total value of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high-quality securities (such as bankers' acceptances, certificates of deposit, commercial paper,

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loan participations, repurchase agreements and time deposits) (the "Money Market Portion"), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.

The Adviser will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Obligations"); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.

Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities and other instruments or engagement in various practices.  Because of the Fund's extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves.  For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to "equity securities" risk.

Allocation Risk

This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Commodity Subsidiary Risk

Investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments. The Commodity Subsidiary is not registered under the 1940 Act, and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. In monitoring compliance with its investment restrictions, the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman

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Islands do not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Islands taxes, the Fund's shareholders may suffer decreased investment returns.

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.

Credit/Counterparty Risk

Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions.  Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions.  As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearing house and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk

As described herein and in the SAI, the use of derivative instruments (such as those in which the Fund may invest, including futures and forward contracts) involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions.  The Fund's use of derivatives involves other risks, such as the credit/counterparty risk relating to a broker, futures commission merchant or other party to a derivative contract (which is greater for OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may affect the amount, timing or character of tax distributions payable to, and thus taxes payable by, shareholders. Future regulatory changes may restrict the Fund's use of derivatives, which could prevent the Fund from implementing its investment strategies and adversely affect returns.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments.  Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

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Foreign Securities Risk

Foreign securities risk is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk.  To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, foreign securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Interest Rate Risk

Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. A significant change in interest rates could cause the Fund's share price (and the value of your investment) to change.

Leverage Risk

Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the portfolio managers will seek to manage the Fund's risk from the leverage associated with derivative instruments by closely monitoring the volatility of such investments, the portfolio managers may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments. In some cases, especially during periods of market turmoil, a redemption may dilute the interest of the remaining shareholders.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. Investments selected using the Adviser's models may perform differently than expected as a result of the market factors used in creating models, the weight given to each such market factor, changes from the market factors' historical trends and technical issues in the construction and implementation of the models (e.g., data problems, and/or software issues). The Adviser's judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance. As a result, the Adviser's models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

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Market/Issuer Risk

The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Short Exposure Risk

A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

U.S. Government Securities Risk

Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

ASG Tactical U.S. Market Fund

Investment Goal

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund's investment goal is non-fundamental and may be changed without shareholder approval.  The Fund will provide 60 days' prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund pursues its investment goal primarily through investments in equity securities that broadly represent the U.S. equities market (including common stocks, preferred stocks and exchange-traded funds ("ETFs") related to equity investments); derivative instruments related to the U.S. equities market (primarily futures contracts on U.S. equity indices); and fixed-income securities (including money market and other short-term or variable-rate, high-quality securities and related ETFs). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments that are tied economically to the U.S. The Adviser considers an investment to be tied economically to the U.S. if the investment is included in an index representative of the U.S., the investment's returns are linked to the performance of such an index, or the investment is exposed to the economic risks and returns of the U.S. The Adviser may use quantitative models to determine when to magnify the Fund's exposure to the U.S. equity market, for example, through the purchase of futures contracts, or, alternatively, when to decrease such exposure, for example, through the sale of futures contracts or through the purchase of ETFs that it believes may effectively hedge equity investments. The Adviser may increase the Fund's exposure to the U.S. equity market to up to 130% of the Fund's total assets when it believes that the risk of loss is justified by potential returns. The Adviser may decrease such exposure to as little as 0% of the Fund's total assets, in an attempt to limit the effects of extreme market drawdowns, when it believes that the risk of loss is not offset by potential returns. Such increases and decreases may lag changes in the market, and there is no guarantee that the Adviser's models will accurately predict market movement. Because the Fund's equity market exposure will often exceed its total assets, it will be subject to increased risk compared to funds that do not leverage their equity market exposure. While this increased exposure to equity investments may magnify the Fund's potential for gains, it also may magnify the potential for loss.  For these reasons, the Fund is intended for long-term investors.

Equity Securities Investments. The equity securities portion of the Fund is managed by NGAM Advisors, L.P. (through its division, Active Index Advisors®) ("NGAM Advisors"), with the exception of any investments in ETFs, which are selected by the Adviser. NGAM Advisors utilizes a proprietary sampling system when deciding which securities to purchase, with the goal of tracking the performance of the large-capitalization U.S. equity market. In an attempt to reduce adverse tax consequences, the portion of the Fund managed by NGAM Advisors may hold securities that are not considered to represent the large-capitalization U.S. equity market, or hold securities in amounts disproportionate to their weights within the large-capitalization U.S. equity market. The portfolio may experience tracking error and is not guaranteed to replicate exactly the large-capitalization U.S. equity market.

Derivative Investments. As discussed above, the Adviser seeks to complement the equity portion of the Fund with investments in derivative instruments intended to enhance return and, during times of significant market decline, mitigate losses. In addition, the Adviser uses futures contracts to manage volatility

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and adjusts the Fund's exposure to equity investments in times of significantly increased volatility (including, when volatility is more than double the long-term average volatility of the U.S. equity markets). As of March 31, 2017, the long-term average annualized volatility of the U.S. equity markets was 18.0%. The Fund's actual or realized volatility during certain periods or over time may materially exceed the long-term average annualized volatility of the U.S. equity markets, for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. The Fund may have both "short" and "long" exposures to equity investments simultaneously. The Fund will benefit from a "short" exposure when equity and equity-related investments decrease in price, and will benefit from a "long" exposure when equity and equity-related investments increase in price.

Fixed-Income Investments. The assets allocated to the fixed-income portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. The fixed-income portion of the Fund will only invest in high-quality securities that are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks, including domestic or foreign branches or subsidiaries of such banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

When buying and selling securities and other instruments for the Fund, and when allocating assets to NGAM Advisors, the Adviser may consider: (i) the Adviser's proprietary quantitative models, including the outlook on volatility and market decline; (ii) the Fund's obligations under its various derivative positions; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs that reduce Fund returns.

With the exception of the Fund's 80% policy, the percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In accordance with applicable requirements of the U.S. Securities and Exchange Commission (the "SEC"), the Fund will notify shareholders prior to any change to the 80% policy discussed above taking effect.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities and other instruments or engagement in various practices.  Because of the Fund's extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves.  For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to "equity securities" risk.

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.

Credit/Counterparty Risk

Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions.  Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions.  As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearing house and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction.

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Derivatives Risk

As described herein and in the SAI, the use of derivative instruments (such as those in which the Fund may invest, including futures contracts) involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions.  The Fund's use of derivatives involves other risks, such as the credit/counterparty risk relating to a broker, futures commission merchant or other party to a derivative contract (which is greater for OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may affect the amount, timing or character of tax distributions payable to, and thus taxes payable by, shareholders.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments.  Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Index/Tracking Error Risk

This is the risk that, to the extent the Fund's principal investment strategies utilize indices, the Fund's performance may not track the performance of such indices. For example, the equity securities in which the Fund invests may not provide investment performance matching the performance of broad-based large capitalization U.S. equity indices. Similarly, changes in the value of the derivatives in which the Fund invests may not correlate perfectly with the underlying assets or indices associated with such derivatives. Moreover, the ETFs in which the Fund invests may not replicate the performance of the indices they track and may, therefore, result in loss to the Fund.

Interest Rate Risk

Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. A significant change in interest rates could cause the Fund's share price (and the value of your investment) to change.

Investments in Other Investment Companies Risk

The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.

Large Investor Risk

Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. If a large investor redeems a portion or all of its investment in the Fund or redeems frequently, the Fund may be forced to sell investments at unfavorable times or prices, which can affect the performance of the Fund and may increase realized capital gains, including short-term capital gains taxable as ordinary income. In addition, such transactions may accelerate the realization of taxable income to shareholders if the Fund's sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses or could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratios.

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Leverage Risk

Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the portfolio managers will seek to manage the Fund's risk from the leverage associated with derivative instruments by closely monitoring the volatility of such investments, the portfolio managers may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments. In some cases, especially during periods of market turmoil, a redemption may dilute the interest of the remaining shareholders.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. Investments selected using the Adviser's models may perform differently than expected as a result of the market factors used in creating models, the weight given to each such market factor, changes from the market factors' historical trends and technical issues in the construction and implementation of the models (e.g., data problems, and/or software issues). The Adviser's judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance. As a result, the Adviser's models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

Market/Issuer Risk

The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Short Exposure Risk

A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

U.S. Government Securities Risk

Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Gateway Equity Call Premium Fund

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Investment Goals, Strategies and Risks

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets. The Fund's investment goal is non-fundamental, which means that it may be changed without shareholder approval.  The Fund will provide 60 days' prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities purchased by the Fund may include the following U.S. exchange-listed securities: common stocks; American Depositary Receipts ("ADRs"), which are securities issued by a U.S. bank that represent interests in foreign equity securities; and interests in real estate investment trusts ("REITs"). The Fund ordinarily invests in a broadly diversified equity portfolio, while also writing (selling) index call options with an aggregate notional value approximately equal to the market value of the equity portfolio. Writing index call options is intended to reduce the Fund's volatility and provide steady cash flow. Cash flow from call option writing is intended to be an important source of the Fund's return, although the Fund's option writing activity reduces the Fund's ability to profit from increases in the value of its equity portfolio. The combination of a diversified stock portfolio and the steady cash flow from the sale of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. The Fund may invest in companies with small, medium or large market capitalizations.

The Fund's combination of a broadly diversified portfolio of common stocks and written index call options is similar to the components of the CBOE S&P 500 BuyWrite Index (the "BXMSM"). The BXMSM is a passive total return index based on (1) buying an S&P 500® stock index portfolio, and (2) writing (selling) the near-term S&P 500® Index "covered" call option. The Fund's more flexible, active option management approach creates the potential for it to achieve higher long-term returns than the BXMSM while exhibiting a similar level of volatility, as defined by standard deviation of returns. The similarities between the BXMSM and the Fund's equity investment strategy are expected to result in the Fund exhibiting a positive correlation to the broad U.S. equity markets similar to that exhibited by the BXMSM.

With its core investment in equities, the Fund is intended to be significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed-income investments and "hybrid investments" (blends of equity and fixed-income securities). Through the use of index options, the Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks (including ADRs and REITs), designed to support the Fund's index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund's after-tax total return. The Adviser uses a multifactor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets the criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the Fund's stock portfolio and the performance of the index or indices underlying the Fund's option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund's investment goal, the Adviser may also sell stocks to realize capital losses in an effort to minimize any required capital gain distributions. The Adviser expects the portfolio to generally represent the broad U.S. equity market.

Writing Index Call Options

The Fund continuously writes index call options, typically on broad-based securities market indices, with an aggregate notional value approximately equal to the market value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In such a case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

Other Investments

The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Risks." The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund's extensive use of derivative instruments, the Fund may be subject to many of the risks below indirectly through its derivative transactions.

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Call Options Risk

The value of the Fund's positions in index options may fluctuate in response to changes in the value of the underlying index. Writing index call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons the Fund's option strategies may not reduce the Fund's volatility to the extent desired.

Correlation Risk

The Fund's ability to manage the volatility of its equity portfolio by writing index call options depends on the correlation between the returns of the equity portfolio and those of the index on which the call options are written. Accordingly, the effectiveness of the Fund's index option-based risk management strategy may be reduced to the extent the performance of the Fund's equity portfolio does not correlate to that of the index underlying its option positions.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments.  Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk

Foreign securities risk is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, foreign securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Large Investor Risk

Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. If a large investor redeems a portion or all of its investment in the Fund or redeems frequently, the Fund may be forced to sell investments at unfavorable times or prices, which can affect the performance of the Fund and may increase realized capital gains, including short-term capital gains taxable as ordinary income. In addition, such transactions may accelerate the realization of taxable income to shareholders if the Fund's sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses or could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratios.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund.

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Market/Issuer Risk

The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as, a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

REITs Risk

The Fund's performance may be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the mortgage loans held by the REIT. REITs also are subject to default and prepayment risk. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Gateway Fund

Investment Goal

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. The Fund's investment goal is non-fundamental, which means that it may be changed without shareholder approval.  The Fund will provide 60 days' prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund's volatility, provides steady cash flow and is an important source of the Fund's return, although it also reduces the Fund's ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, American Depositary Receipts ("ADRs"), which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in real estate investment trusts ("REITs").

The Fund strives not only for the majority of the returns associated with equity market investments, but also for returns in excess of those available from other investments comparable in volatility. Because, as described above, the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund's historical volatility has been closer to intermediate-to long-term fixed-income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed-income securities) than to equity investments. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed-income investments and "hybrid investments" (blends of equity and short-term fixed-income), although the Fund expects to generally have lower long-term returns than a fund consisting solely of equity securities. Through the use of index options, the Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund's index option based risk management strategy as efficiently as possible while seeking to enhance the Fund's after tax total return. The Adviser uses a multifactor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indices underlying the Fund's option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund's investment goal, the Adviser may also sell stocks to realize capital losses in an effort to minimize any required capital gain distributions. The Adviser expects the portfolio to generally represent the broad U.S. equity market.

Writing Index Call Options

The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of an index call option has the right to any

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appreciation in the value of the index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

Purchasing Index Put Options

The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. The Fund may not spend at any time more than 5% of its assets to purchase index put options.

Other Investments

The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Risks." The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund's extensive use of derivative instruments, the Fund may be subject to many of the risks below indirectly through its derivative transactions.

Correlation Risk

The effectiveness of the Fund's index option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to that of the index underlying its option positions.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments.  Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk

Foreign securities risk is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, foreign securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results.

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For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market/Issuer Risk

The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as, a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Options Risk

The value of the Fund's positions in index options may fluctuate in response to changes in the value of the underlying index. Writing index call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons the Fund's option strategies may not reduce the Fund's volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

REITs Risk

The Fund's performance may be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the mortgage loans held by the REIT. REITs also are subject to default and prepayment risk. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Additional Information Regarding the Gateway Predecessor Fund

The Fund acquired the assets and liabilities of the Gateway Predecessor Fund in a reorganization (the "Reorganization") on February 15, 2008 (February 19, 2008 for Class C and Class Y Shares). The returns shown for periods prior to February 15, 2008 in the Risk/Return Bar Chart and Table in the Fund summary reflect the performance of the Gateway Predecessor Fund. Shareholders of the Gateway Predecessor Fund received Class A shares of the Fund in the Reorganization. The Fund's Class A, Class C and Class Y shares were not outstanding prior to the Reorganization. Although the Gateway Predecessor Fund's shares and the Fund's Class A, Class C and Class Y shares would have had substantially similar annual returns because the shares would have been invested in the same portfolio of securities, returns for Class A, Class C and Class Y shares would have been different to the extent their respective expenses differ. Performance for periods after the Reorganization reflects actual Class A, Class C and Class Y performance.

Loomis Sayles Strategic Alpha Fund

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days' prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund has an absolute total return investment objective, which means that it is not managed relative to an index and that it attempts to achieve positive total returns over a full market cycle. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies to mitigate downside risk. The Fund may invest up to 100% of its total assets in below investment grade fixed-income securities (also known as "junk bonds") and derivatives that have returns related to the returns on below investment grade fixed-income securities, although it is expected that, under normal market conditions, the Fund's net exposure (i.e., long exposures obtained through direct investments in securities and in derivatives minus short exposures obtained through derivatives) to below investment grade fixed-income assets generally will not exceed 50% of the Fund's total assets. Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories). Under normal market conditions, the Fund also may invest up to 50% of its total assets in investments denominated in non-U.S. currencies and related derivatives, including up to 20% in investments denominated in emerging market currencies and related derivatives. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund defines an "emerging market currency" as a currency of a country that carries a sovereign debt quality rating that is rated below investment grade by either S&P or Moody's, or is unrated by both S&P and Moody's. Currency positions that are

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intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the limitation on investments in non-U.S. and emerging market currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time. The Fund also may invest in preferred stocks.

In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser seeks to actively manage risk, with a focus on managing the Fund's exposure to credit, interest rate and currency risks in relation to the market. Additionally, the portfolio managers will use risk management tools, such as models that evaluate risk correlation to various market factors or asset classes, to seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea and to decide to buy or sell an investment based upon: (i) its return potential; (ii) its level of risk; and (iii) its fit within the team's overall macro strategy, with the goal of continually optimizing the Fund's portfolio.

The Adviser currently targets an annualized volatility range of 4% to 6% (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may materially exceed or be lower than its target volatility range for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.

The Fund will pursue its investment goal by obtaining long investment exposures through investments in securities and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The value of the Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

Fixed-Income Investments. In connection with its principal investment strategies, the Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, emerging market securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, convertible bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, pay-in-kind ("PIK") securities, inflation-linked bonds, variable and floating rate securities, private placements and commercial paper.

Non-U.S. Currency Investments. Under normal market conditions, the Fund may engage in a broad range of transactions involving non-U.S. and emerging market currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. or emerging market currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, investing in cross-currency instruments (such as swaps), investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes.

Derivative Investments. For investment and hedging purposes, the Fund may invest substantially in a broad range of derivatives instruments and sometimes the majority of its investment returns will derive from its derivative investments. These derivative instruments include, but are not limited to, futures contracts (such as treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and over-the-counter ("OTC") options), warrants (such as non-U.S. currency warrants) and swap transactions (such as interest rate swaps, total return swaps and index swaps). In addition, the Fund may invest in credit derivative products that may be used to manage default risk and credit exposure. Examples of such products include, but are not limited to, credit default swap index products (such as LCDX, CMBX and ABX index products), single name credit default swaps, loan credit default swaps and asset-backed credit default swaps. The Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

Equity Investments. In connection with its principal investment strategies, the Fund may invest in preferred stocks and convertible preferred stocks. The Fund is non-diversified, which means it may invest a greater portion of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of fewer issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a

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derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure. The total notional value of the Fund's derivative instruments may significantly exceed the total value of the Fund's assets.

Although the Fund seeks positive total returns over time, the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Risks." The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund's extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions. For example, to the extent the Fund enters into an interest rate swap contract, the Fund will be subject to "interest rate" risk.

Agency Securities Risk

Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities. In addition, in 2008 the U.S. Treasury Department placed certain government-sponsored companies into conservatorship. The companies remain in conservatorship, and the effect that this conservatorship will have on the companies' debt and equity securities is unclear.

Below Investment Grade Fixed-Income Securities Risk

Below investment grade fixed-income securities, also known as "junk bonds," are rated below investment grade quality and may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. To be considered rated below investment grade quality, none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) must have rated the security in one of their respective top four rating categories at the time the Fund acquires the security or, if the security is unrated, the portfolio managers have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of below investment grade fixed-income securities may be more complex than for issuers of higher-quality debt securities, and the Fund's ability to achieve its investment objectives may, to the extent the Fund invests in below investment grade fixed-income securities, be more dependent upon the portfolio managers' credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise present elements of danger with respect to payments of principal or interest. Below investment grade fixed-income securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. Yields on below investment grade fixed-income securities will fluctuate. If the issuer of below investment grade fixed-income securities defaults, the Fund may incur additional expenses to seek recovery.

Credit/Counterparty Risk

Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions.  Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions.  As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearing house and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk

As described herein and in the SAI, the use of derivative instruments (such as those in which the Fund may invest, including futures contracts, forward contracts, options, warrants and swap transactions) involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that the use of derivatives will be effective or that suitable transactions will

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be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund's use of derivatives involves other risks, such as the credit/counterparty risk relating to a broker, futures commission merchant or other party to a derivative contract (which is greater for OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may affect the amount, timing or character of tax distributions payable to, and thus taxes payable by, shareholders.

Emerging Markets Risk

In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments.  Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk

Foreign securities risk is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, foreign securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.

Interest Rate Risk

Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of

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principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. A significant change in interest rates could cause the Fund's share price (and the value of your investment) to change. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities.

Large Investor Risk

Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. If a large investor redeems a portion or all of its investment in the Fund or redeems frequently, the Fund may be forced to sell investments at unfavorable times or prices, which can affect the performance of the Fund and may increase realized capital gains, including short-term capital gains taxable as ordinary income. In addition, such transactions may accelerate the realization of taxable income to shareholders if the Fund's sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses or could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratios.

Leverage Risk

Use of derivative instruments may involve leverage. Taking short positions also results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the portfolio managers will seek to manage the Fund's risk from the leverage associated with derivative instruments by closely monitoring the volatility of such investments, the portfolio managers may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments. In some cases, especially during periods of market turmoil, a redemption may dilute the interest of the remaining shareholders.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market/Issuer Risk

The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk

In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage-related securities. The value of some mortgage-related securities and other asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's

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Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain "subprime" or "Alt-A" loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with the servicing of those assets. These types of securities may also decline for reasons associated with the underlying collateral.

Non-Diversification Risk

Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Short Exposure Risk

A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

McDonnell Intermediate Municipal Bond Fund

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital. The Fund's investment goal is non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days' prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in municipal securities that pay interest exempt from federal income taxes. Municipal securities are debt instruments typically issued by or on behalf of state and local governments, territories or possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities and may include general obligation, revenue and private activity bonds and notes. In addition, the Fund may invest up to 20% of its assets in securities that pay interest subject to federal income taxation. The Fund may invest up to 20% of its assets in debt securities subject to the federal alternative minimum tax. The Fund's investments may include securities issued by the U.S. government, its agencies and instrumentalities and corporate debt securities. The Fund will invest primarily in investment grade fixed-income securities. "Investment grade" securities are those securities that are rated in one of the top four ratings categories at the time of purchase by at least one of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investors Services, Inc. or S&P Global Ratings), or, if unrated, are determined by McDonnell Investment Management, LLC ("McDonnell" or the "Subadviser") to be of comparable quality. The Subadviser considers pre-refunded bonds and municipal securities escrowed to maturity using U.S. Treasury securities or U.S. government agency securities to be investment grade securities, regardless of rating. The Fund may also invest up to 10% of its assets in securities that are not investment grade (commonly known as "junk bonds"). Under normal circumstances, the dollar-weighted average maturity of the Fund's portfolio is expected to be between 3 and 10 years although the Fund may invest in securities of any maturity.

The portfolio management team seeks to build a portfolio based on a number of factors including sector, duration and maturity distribution, yield, expected return, credit momentum outlook (sector and security level), credit quality, security structure, issue size and liquidity. Through the use of quantitative and fundamental analysis, the pool of possible portfolio investments is screened using these factors to arrive at a narrower universe of securities that the Subadviser believes are suitable for the Fund's portfolio.

Potential investments are also subject to a portfolio risk assessment that may include the following:

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Determining the ability of creditors to fully repay debt obligations in a timely manner.

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Use of a wide variety of internal and external quantitative and analytical and informational sources to assess likelihood of repayment.

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Monitoring rating agency and third party surveillance sources with an emphasis on core holdings.

The Subadviser may sell a security for a variety of reasons, including duration management, yield curve positioning, sector rotation, a change in credit momentum outlook or if more attractive investment opportunities are identified.

The Fund may also:

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Invest in when-issued securities and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

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Enter into futures transactions for hedging and investment purposes.

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Invest in other investment companies to the extent permitted by the Investment Company Act of 1940.

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Investment Goals, Strategies and Risks

The Fund may not change the 80% policy discussed above without shareholder approval.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Risks." The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund's extensive use of derivative instruments, the Fund may be subject to many of the risks below indirectly through its derivative transactions.

Below Investment Grade Fixed-Income Securities Risk

Below investment grade fixed-income securities, also known as "junk bonds," are rated below investment grade quality and may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. To be considered rated below investment grade quality, none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) must have rated the security in one of their respective top four rating categories at the time the Fund acquires the security or, if the security is unrated, the portfolio managers have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of below investment grade fixed-income securities may be more complex than for issuers of higher-quality debt securities, and the Fund's ability to achieve its investment objectives may, to the extent the Fund invests in below investment grade fixed-income securities, be more dependent upon the portfolio managers' credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise present elements of danger with respect to payments of principal or interest. Below investment grade fixed-income securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. Yields on below investment grade fixed-income securities will fluctuate. If the issuer of below investment grade fixed-income securities defaults, the Fund may incur additional expenses to seek recovery.

Credit/Counterparty Risk

Credit/Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Derivatives Risk

As described herein and in the SAI, the use of derivative instruments (such as those in which the Fund may invest, including futures contracts) involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions.  The Fund's use of derivatives involves other risks, such as the credit/counterparty risk relating to a broker, futures commission merchant or other party to a derivative contract (which is greater for OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may affect the amount, timing or character of tax distributions payable to, and thus taxes payable by, shareholders.

Interest Rate Risk

Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. A significant change in interest rates could cause the Fund's share price (and the value of your investment) to change.

Investments in Other Investment Companies Risk

The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses.

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the

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liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments. In some cases, especially during periods of market turmoil, a redemption may dilute the interest of the remaining shareholders.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market/Issuer Risk

The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as, a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Municipal Securities Risk

Municipal bonds are investments issued by states, cities, public authorities or political subdivisions to raise money for public purposes. Municipal securities that are general obligations of a state or other government entity are supported by its taxing powers and are typically payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other government entities. Revenue obligations, in contrast, are payable from revenue earned by a particular project or other revenue source and are not backed by the credit of the state or local government authority issuing the bonds, but rather only the revenue generated by the project. Municipalities and other public authorities may issue private activity bonds to finance development of industrial or other facilities for use by a private enterprise. Such bonds are also revenue bonds and the private enterprise (and/or any guarantor) pays the principal and interest on the bond; the issuer does not pledge its faith, credit and taxing power for repayment. The credit and quality of private activity bonds are usually tied to the credit of the corporate user of the facilities. There is generally less public information available for municipal securities compared to corporate equities or bonds. Certain municipal securities may be or may become highly illiquid, making them difficult to value or dispose of at favorable prices. Weakness in the local or national economy, political, fiscal or regulatory events, legislative changes and the enforceability of rights of municipal bond holders could adversely affect the values of municipal bonds. Municipal obligations may be susceptible to downgrades or defaults during recessions or similar periods of economic stress and insolvent municipalities may file for bankruptcy, which could significantly affect the rights of creditors and the value of the municipal securities. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements that allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. Changes in federal or state tax laws may also cause the prices of municipal securities to fall or could affect the tax-exempt status of municipal securities.

More Information About the Funds' Strategies

Temporary Defensive Measures

As a temporary defensive measure, a Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high-quality debt securities as it deems appropriate. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Securities Lending
Loomis Sayles Strategic Alpha Fund and McDonnell Intermediate Municipal Bond Fund each may lend a portion of portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the SAI for details. If a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and the Fund will also receive a fee or interest on the collateral. These fees or interest are income to each Fund, although a Fund often must share the income with the securities lending agent and/or the borrower. Securities lending involves, among other risks, the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund's risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. Each Fund's securities lending activities are implemented pursuant to policies and procedures approved by the Board of Trustees and are subject to Board oversight.

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Management Team

Percentage Investment Limitations

Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the section "Portfolio Holdings Information" in the SAI.

A "snapshot" of each Fund's investments may be found in its annual and semiannual reports. In addition, a list of each Fund's full portfolio holdings, which is updated monthly after an aging period of at least 7 days for ASG Dynamic Allocation Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund, and ASG Tactical U.S. Market Fund and 30 days for Gateway Equity Call Premium Fund, Gateway Fund, Loomis Sayles Strategic Alpha Fund and McDonnell Intermediate Municipal Bond Fund, is available on the Funds' website at ngam.natixis.com/holdings. These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Loomis Sayles Strategic Alpha Fund's top 10 holdings as of the month-end is generally available within 7 business days after the month-end and a list of the ASG Tactical U.S. Market Fund's top 10 equity holdings as of the month-end is generally available after an aging period of at least 7 days on the Funds' website at ngam.natixis.com/performance.

Cybersecurity and Technology

The Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Funds and their shareholders. These risks include, among others, theft, misuse, and improper release of confidential or highly sensitive information relating to the Funds and their shareholders, as well as compromises or failures to systems, networks, devices and applications relating to the operations of the Funds and their service providers. Power outages, natural disasters, equipment malfunctions and processing errors that threaten these systems, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. Cybersecurity and other operational and technology issues may result in financial losses to the Funds and their shareholders, impede business transactions, violate privacy and other laws, subject the Funds to certain regulatory penalties and reputational damage, and increase compliance costs and expenses. Although the Funds have developed processes and risk management systems designed to reduce these risks, the Funds do not directly control the cybersecurity defenses, operational and technology plans and systems of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Management Team

Meet the Funds' Investment Advisers and Subadvisers

The Natixis Funds family currently includes 40 mutual funds (the "Natixis Funds"). The Natixis Funds family had combined assets of $51.6 billion as of December 31, 2016. Natixis Funds are distributed through NGAM Distribution, L.P. (the "Distributor"). The advisers and subadvisers listed below are subsidiaries of Natixis Global Asset Management, L.P. ("Natixis US") and are thus "affiliated persons" under the 1940 Act by reason of being under common control by Natixis US.

Advisers

AlphaSimplex, located at 255 Main Street, Cambridge, Massachusetts 02142, serves as the adviser to ASG Dynamic Allocation Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund and ASG Tactical U.S. Market Fund. AlphaSimplex was founded in 1999 and specializes in providing quantitative advisory and subadvisory services. As of December 31, 2016, it serves as investment adviser or subadviser with respect to assets of $5.25 billion. AlphaSimplex makes investment decisions for the ASG Funds and also provides advisory oversight services to the portion of ASG Tactical U.S. Market Fund managed by the subadviser. AlphaSimplex does not determine what investments will be purchased or sold for the portion of ASG Tactical U.S. Market Fund managed by the subadviser.

Gateway, located at 312 Walnut Street, Cincinnati, Ohio 45202, serves as the adviser to the Gateway Equity Call Premium Fund and the Gateway Fund. Gateway is a registered investment adviser that specializes in the management of index option-based strategies for high net worth individuals, investment companies, pension and profit sharing plans, charitable organizations and corporations. Gateway and its predecessor organizations have provided investment advisory services since 1977. Gateway had approximately $11.6 billion in assets under management as of December 31, 2016. Gateway makes investment decisions for the Gateway Equity Call Premium Fund and the Gateway Fund.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the adviser to the Loomis Sayles Strategic Alpha Fund.  Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $240.2 billion in assets under management as of December 31, 2016.  Loomis Sayles has an extensive internal research staff. Loomis Sayles makes investment decisions for the Loomis Sayles Strategic Alpha Fund.

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Management Team

NGAM Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the McDonnell Intermediate Municipal Bond Fund. NGAM Advisors is a limited partnership organized in 1995 and has two advisory divisions, Managed Portfolio Advisors ("MPA") and Active Index Advisors ("AIA"). NGAM Advisors had approximately $18.43 billion in assets under management at December 31, 2016. NGAM Advisors does not determine what investments will be purchased or sold by the McDonnell Intermediate Municipal Bond Fund.

The aggregate advisory and subadvisory fees paid by the Funds (including the fees paid by the Funds' Commodity Subsidiaries, if applicable) during the fiscal year ended December 31, 2016, as a percentage of each Fund's average daily net assets, were 0.08% for ASG Dynamic Allocation Fund (after waiver), 1.14% for ASG Global Alternatives Fund, 1.22% for ASG Managed Futures Strategy Fund (after waiver), 0.65% for ASG Tactical U.S. Market Fund (after waiver), 0.54% for Gateway Equity Call Premium Fund (after waiver), 0.56% for Gateway Fund (after waiver), 0.70% for Loomis Sayles Strategic Alpha Fund, and 0.22% for McDonnell Intermediate Municipal Bond Fund (after waiver).

Subadvisers

NGAM Advisors (through its division Active Index Advisors), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as subadviser to the ASG Tactical U.S. Market Fund. NGAM Advisors makes investment decisions with respect to the equity securities portion of the ASG Tactical U.S. Market Fund.

McDonnell, located at 18 W. 140 Butterfield Road, Oakbrook Terrace, Illinois 60181, serves as subadviser to the McDonnell Intermediate Municipal Bond Fund. Originally founded in 2001, McDonnell focuses primarily on providing fixed-income investment management for clients, including investment grade taxable and tax-exempt strategies as well as blended taxable and tax-exempt strategies. As of December 31, 2016, McDonnell had approximately $11.4 billion in assets under management. McDonnell makes investment decisions for the McDonnell Intermediate Municipal Bond Fund.

Subadvisory Agreements

The Natixis Funds have received an exemptive order from the SEC that permits NGAM Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits NGAM Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with NGAM Advisors without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Natixis Funds have received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes within 90 days of such changes.

A discussion of the factors considered by the Board of Trustees in approving the investment advisory contracts for ASG Funds (except ASG Dynamic Allocation Fund), Gateway Equity Call Premium Fund, Gateway Fund, Loomis Sayles Strategic Alpha Fund and McDonnell Intermediate Municipal Bond Fund is available in the semiannual reports for the six months ended June 30, 2016 for the Funds. A discussion of the factors considered by the Board of Trustees in approving the investment advisory contract for ASG Dynamic Allocation Fund is available in the annual report for the period ended December 31, 2015.

Portfolio Trades

In placing portfolio trades, a Fund's adviser or subadviser may use brokerage firms that market the Funds' shares or are affiliated with Natixis US, NGAM Advisors or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Meet the Funds' Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of the indicated Fund's portfolio since the dates stated below.

AlphaSimplex
Andrew W. Lo -Dr. Lo founded AlphaSimplex in 1999 and currently serves as the firm's Chief Investment Strategist. He is also a member of AlphaSimplex's Investment Committee and AlphaSimplex's Risk Committee. Dr. Lo has been a co-portfolio manager of the ASG Global Alternatives Fund since its inception in 2008 and the ASG Managed Futures Strategy Fund since its inception in 2010. Dr. Lo is the Charles E. and Susan T. Harris Professor at Massachusetts Institute of Technology ("MIT") and Director of MIT's Laboratory for Financial Engineering.
Alexander D. Healy -Dr. Healy joined AlphaSimplex in 2007 and currently serves as Deputy Chief Investment Officer, focusing on risk management, asset allocation, and non-parametric investment models. Dr. Healy has served as co-portfolio manager of the ASG Tactical U.S. Market Fund since 2013, of each of the ASG Global Alternatives Fund and ASG Managed Futures Strategy Fund since 2014, and of ASG Dynamic Allocation Fund since 2015. Dr. Healy received an A.B. in Mathematics and Computer Science in 2002 and a Ph.D. in Theoretical Computer Science in 2007, both from Harvard University.
David E. Kuenzi, CFA -Mr. Kuenzi joined AlphaSimplex in 2016 and currently serves as Senior Research Scientist, focusing on applied research in hedge fund-related strategies and on product and capability development. Mr. Kuenzi has served as co-portfolio manager of ASG Global Alternatives Fund since 2017. Previously, Mr. Kuenzi was Partner and Managing Director of Risk Management and Quantitative Research at Aurora Investment Management. Mr. Kuenzi received a B.A. from Western Michigan University, an M.F.A. from the University of Iowa, and an M.B.A. in Analytical Finance and an M.S. in Financial Mathematics from the University of Chicago. Mr. Kuenzi holds the designation of Chartered Financial Analyst®.
Peter A. Lee -Mr. Lee joined AlphaSimplex in 2007 and currently serves as Senior Research Scientist for hedge fund beta replication products. Mr. Lee has served as co-portfolio manager of the ASG Global Alternatives Fund since 2010. Mr. Lee received an A.B. in Applied Mathematics with a secondary field in Economics from Harvard University in 2007 as well as an S.M. in Operations Research from MIT in 2016.

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Management Team

Philippe P. Lüdi, CFA -Dr. Lüdi joined AlphaSimplex in 2006 and currently serves as Senior Research Scientist, focusing on product as well as system engineering. Dr. Lüdi has served as co-portfolio manager of both the ASG Global Alternatives Fund and the ASG Managed Futures Strategy Fund since 2014. Dr. Lüdi received the equivalent of an M.A. in Molecular and Computational Biology from the University of Basel in 2000, followed by an M.S. in Statistics in 2002 and a Ph.D. in Bioinformatics in 2006, both from Duke University. Dr. Lüdi holds the designation of Chartered Financial Analyst®.
John C. Perry -Dr. Perry joined AlphaSimplex in 2012 and currently serves as Research Scientist, focusing on research and portfolio management. Dr. Perry has served as co-portfolio manager of the ASG Managed Futures Strategy Fund since 2017. Dr. Perry received a B.S. in Computer Engineering from the University of Utah and an M.S. in Management and a Ph.D. in Electrical Engineering and Computer Science from MIT.
Robert W. Sinnott -Mr. Sinnott joined AlphaSimplex in 2009 and currently serves as Senior Research Scientist for trend and relative-value models. Mr. Sinnott has served as co-portfolio manager of the ASG Managed Futures Strategy Fund since 2012. Mr. Sinnott received both an A.B. and A.M. in Statistics from Harvard University.
Robert S. Rickard -Mr. Rickard joined AlphaSimplex in 2015 and currently holds the position of Portfolio Manager. Mr. Rickard has been a co-portfolio manager of each ASG Fund since its inception. Mr. Rickard focused on the management of short-term assets at Reich & Tang from 1992 to 2015. Mr. Rickard holds an M.B.A. in Finance from Pace University and a B.S. in Accounting from Siena College.
Derek M. Schug -Mr. Schug joined AlphaSimplex in 2014 and currently serves as Investment Strategist, focusing on asset allocation products. Mr. Schug has served as co-portfolio manager of ASG Dynamic Allocation Fund since its inception. Prior to joining AlphaSimplex, Mr. Schug was the Founder and CEO of SandBox Investment Partners, LLC. Prior to founding SandBox, Mr. Schug served as Vice President and Investment Strategist at LPL Financial. Mr. Schug received a B.S. in Economics with a minor in Business from Vanderbilt University. Mr. Schug holds the designation of Chartered Financial Analyst®.

Gateway
Paul R. Stewart, CFA - Mr. Stewart joined the Predecessor Adviser, Gateway Investment Advisers, L.P. ("Gateway L.P.") in 1995. He served as treasurer of the Gateway Trust through 1999 and as Chief Financial Officer of Gateway L.P. through 2003. He became a Senior Vice President of Gateway L.P. and began working in the area of portfolio management in 2000. Mr. Stewart was appointed Chief Investment Officer of Gateway L.P. in 2006 and President and CEO of Gateway in 2013 and has served as co-portfolio manager of the Gateway Fund since 2006. Mr. Stewart received a BBA from Ohio University in 1988. He holds the designation of Chartered Financial Analyst®.
Daniel M. Ashcraft, CFA - Daniel M. Ashcraft joined Gateway in 2009 and holds the position of Portfolio Manager. He has been co-portfolio manager of the Gateway Equity Call Premium Fund since 2014 and the Gateway Fund since 2016. Mr. Ashcraft received a B.A. from Miami University of Ohio. He holds the designation of Chartered Financial Analyst®.
Michael T. Buckius, CFA - Mr. Buckius joined Gateway L.P. in 1999 and holds the positions of Chief Investment Officer and Senior Vice President at Gateway. He has been a co-portfolio manager of the Gateway Equity Call Premium Fund since 2014 and the Gateway Fund since 2008 and serves as co-portfolio manager of several funds sub-advised by Gateway. Mr. Buckius holds a B.A. and M.B.A. in Finance from Loyola College in Baltimore. He holds the designation of Chartered Financial Analyst®.
Kenneth H.Toft, CFA - Mr. Toft joined Gateway L.P. in 1992 and holds the positions of Senior Vice President and Portfolio Manager at Gateway. He has been co-portfolio manager of the Gateway Equity Call Premium Fund since 2014 and the Gateway Fund since 2013. Mr. Toft holds a B.A. and M.B.A. from the University of Cincinnati. He holds the designation of Chartered Financial Analyst®.

Loomis Sayles
Matthew J. Eagan, CFA - Mr. Eagan has served as co-portfolio manager of the Loomis Sayles Strategic Alpha Fund since its inception in 2010. Mr. Eagan, Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst®and has over 27 years of investment experience.
Kevin P. Kearns - Mr. Kearns has served as co-portfolio manager of the Loomis Sayles Strategic Alpha Fund since its inception in 2010. Mr. Kearns, Vice President of Loomis Sayles, began his investment career in 1986 and joined Loomis Sayles in 2007. Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management. Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College. Mr. Kearns has over 30 years of investment experience.
Todd P. Vandam, CFA - Mr. Vandam has served as co-portfolio manager of the Loomis Sayles Strategic Alpha Fund since its inception in 2010. Mr. Vandam, Vice President of Loomis Sayles, began his investment career and joined Loomis Sayles in 1994. Mr. Vandam received a B.A. from Brown University. He holds the designation of Chartered Financial Analyst®and has over 23 years of investment experience.

McDonnell
Dawn Mangerson -Ms. Mangerson has co-managed the McDonnell Intermediate Municipal Bond Fund since its inception in 2012. Ms. Mangerson, Managing Director of Municipal Portfolio Management of McDonnell, joined the firm in 2006. Ms. Mangerson received a B.S. degree in Finance from DePaul University. Ms. Mangerson has over 28 years of investment management experience.
James Grabovac, CFA -Mr. Grabovac has co-managed the McDonnell Intermediate Municipal Bond Fund since its inception in 2012. Mr. Grabovac, Managing Director and Investment Strategist of McDonnell, joined the firm in 2002. Mr. Grabovac received his B.A. in Economics from Lawrence University and his M.B.A. in Finance from the University of Michigan. Mr. Grabovac holds the designation of Chartered Financial Analyst® and has over 34 years of investment management experience.
Lawrence Jones -Mr. Jones has co-managed the McDonnell Intermediate Municipal Bond Fund since its inception in 2012. Mr. Jones, Portfolio Manager of McDonnell, joined the firm in 2001. Mr. Jones received his B.A. degree in Economics from the University of Iowa. Mr. Jones has over 22 years of

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investment management experience.
Steve Wlodarski, CFA -Mr. Wlodarski has co-managed the McDonnell Intermediate Municipal Bond Fund since its inception in 2012. Mr. Wlodarski, Managing Director and Deputy Chief Investment Officer of McDonnell, joined the firm in 2001. Mr. Wlodarski completed his B.A. in Economics at Lewis University, and has an M.B.A. in Finance from DePaul University. Mr. Wlodarski holds the designation of Chartered Financial Analyst® and has over 35 years of investment management experience.

NGAM Advisors
Kevin H. Maeda - Mr. Maeda has co-managed the ASG Tactical U.S. Market Fund since its inception in 2013. Mr. Maeda, Chief Investment Officer for the Active Index Advisors division of NGAM Advisors, joined Active Index Advisors in 2003. He earned his M.B.A. from the University of California—Los Angeles from 1999 to 2001. In addition to an M.B.A., Mr. Maeda received a B.S. from the University of California—Berkeley. He has over 22 years of investment experience.
Serena V. Stone, CFA - Ms. Stone has co-managed the ASG Tactical U.S. Market Fund since its inception in 2013. Ms. Stone, Assistant Vice President and Portfolio Manager for the Active Index Advisors division of NGAM Advisors, joined Active Index Advisors in 2005. Ms. Stone received a B.S. from the University of California—Los Angeles. She holds the designation of Chartered Financial Analyst® and has over 16 years of investment experience.

Please see the SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Additional Information

The Funds enter into contractual arrangements with various parties, including, among others, the Advisers, the Distributor and the Funds' custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such arrangements against the service providers or to seek any remedy thereunder against the service providers, either directly or on behalf of the Funds.

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. None of this Prospectus, the SAI or any contract that is an exhibit to the Funds' registration statement, is intended to, nor does it, give rise to an agreement or contract between the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by applicable federal or state securities laws that may not be waived.

Fund Services

Investing in the Funds

Choosing a Share Class

Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon a number of factors, including the size of your investment and how long you intend to hold your shares. Certain share classes and certain shareholder features may not be available to you if you hold your shares through a financial intermediary. Your financial representative can help you decide which class of shares is most appropriate for you. The Funds may engage financial intermediaries to receive purchase, exchange and sell orders on their behalf. Accounts established directly with the Funds will be serviced by the Funds' transfer agent. The Funds, the Funds' transfer agent and the Distributor do not provide investment advice.

Class A Shares

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You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

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You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share. However, where front-end sales charges are applicable, returns are earned on a smaller amount of your investment.

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You pay higher expenses than Class N or Class Y shares.

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You do not pay a sales charge if your total investment reaches $1 million or more (or $500,000 or more for the McDonnell Intermediate Municipal Bond Fund), but you may pay a charge on redemptions if you redeem these shares within 18 months of purchase.

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The Gateway Fund acquired the assets and liabilities of the Gateway Predecessor Fund in a Reorganization on February 15, 2008. If you held shares of the Gateway Predecessor Fund in your existing account as of the date of the Reorganization, you are eligible to purchase additional Class A shares without a sales charge or a contingent deferred sales charge ("CDSC") through your existing account, provided you have held fund shares in your existing account since that date.

Due to operational limitations at your financial intermediary, a sales charge or CDSC may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you were a shareholder of the Gateway Predecessor Fund and are eligible to purchase Class A shares without a sales charge or CDSC. Notwithstanding the foregoing, former shareholders of the Gateway Predecessor Fund may not be eligible to purchase shares at NAV

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through a financial intermediary if the nature of your relationship with, and/or the services you receive from, the financial intermediary changes. Please consult your financial representative for further details.

Class C Shares

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You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

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You pay higher annual expenses than Class A, Class N, Class T and Class Y shares.

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You may pay a sales charge on redemptions if you sell your Class C shares within one year of purchase.

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Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within 18 months of purchase.

Class N Shares

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You have a minimum initial investment of $1,000,000. There are ways to waive this minimum. See the section "Purchase and Sale of Fund Shares."

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You do not pay a sales charge when you buy Class N shares. All of your money goes to work for you right away.

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You do not pay a sales charge on redemptions.

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You may pay lower annual expenses than Class A, Class C, Class T and Class Y shares, giving you the potential for higher returns per share.

Class T Shares

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Class T shares of the Funds are not currently available for purchase.

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The shares are available to a limited type of investor. See the section "Purchase and Sale of Fund Shares."

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You pay a sales charge when you buy Class T shares. This charge is reduced for purchases of $250,000 or more. See the section "How Sales Charges Are Calculated."

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You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share. However, where front-end sales charges are applicable, returns are earned on a smaller amount of your investment.

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You pay higher expenses than Class N and Class Y shares.

Class Y Shares

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You have a minimum initial investment of $100,000. There are several ways to waive this minimum. See the section "Purchase and Sale of Fund Shares."

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You do not pay a sales charge when you buy Class Y shares. All of your money goes to work for you right away.

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You do not pay a sales charge on redemptions.

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You pay lower annual expenses than Class A, Class C and Class T shares, giving you the potential for higher returns per share.

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You may pay higher annual expenses than Class N shares.

For information about a Fund's expenses, see the section "Fund Fees & Expenses" in each Fund Summary.

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their NAV plus a sales charge (sometimes called a "front-end sales charge"), which varies depending upon the size of your purchase:

Class A Sales Charges*
	All Funds Except Loomis Sayles Strategic Alpha Fund, McDonnell Intermediate Municipal Bond Fund			Loomis Sayles Strategic Alpha Fund
Your Investment	As a % of offering price	As a % of your investment	Your Investment	As a % of offering price	As a % of your investment
Less than $50,000	5.75%	6.10%	Less than $100,000	4.25%	4.44%
$50,000 – $99,999	4.50%	4.71%	$100,000 – $249,999	3.50%	3.63%
$100,000 – $249,999	3.50%	3.63%	$250,000 – $499,999	2.50%	2.56%
$250,000 – $499,999	2.50%	2.56%	$500,000 – $999,999	2.00%	2.04%
$500,000 – $999,999	2.00%	2.04%	$1,000,000 or more**	0.00%	0.00%
$1,000,000 or more**	0.00%	0.00%

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	McDonnell Intermediate Municipal Bond Fund
Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	3.00%	3.09%
$100,000 – $249,999	2.50%	2.56%
$250,000 – $499,999	1.50%	1.52%
$500,000 or more**	0.00%	0.00%

 Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

 * Not imposed on shares that are purchased with reinvested dividends or other distributions.

 ** For purchases of Class A shares of the Fund of $1 million or more (or $500,000 or more for the McDonnell Intermediate Municipal Bond Fund), there is no front-end sales charge, but a CDSC of 1.00% (or 0.75% for the McDonnell Intermediate Municipal Bond Fund) may apply to redemptions of your shares within 18 months of the date of purchase. See the section "How the CDSC is Applied to Your Shares."

Investors who were Gateway Predecessor Fund shareholders as of the date of the Reorganization may purchase additional Class A shares for their accounts existing as of the date of the Reorganization without the imposition of an initial sales charge or a CDSC.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Funds. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts that hold shares, including accounts with other financial intermediaries and your family members' and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Funds' website at ngam.natixis.com (click on "Sales Charges" at the bottom of the home page) or in the SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

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Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more (or $100,000 or more into Loomis Sayles Strategic Alpha Fund or McDonnell Intermediate Municipal Bond Fund) within 13 months.

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Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your "total investment" reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares (excluding Class T shares) of the Natixis Funds held by you in one or more accounts. Certain shares held through Loomis Sayles Distributors, L.P. may not be eligible for this privilege. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

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Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

Certain Retirement Plan Accounts: The Distributor may, at its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge. In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees ("SIMPLE IRA") contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

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Clients of a financial intermediary that has entered into an agreement with the Distributor and has been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;

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Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

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All employees of financial intermediaries under arrangements with the Distributor (this also applies to spouses and children under the age of 21 of those mentioned);

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Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

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Certain Retirement Plans. The availability of this pricing may depend upon the policies and procedures of your specific financial intermediary; consult your financial adviser;

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Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

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Investors who were Gateway Predecessor Fund shareholders as of the date of the Reorganization (see the section "Choosing a Share Class");

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Clients of NGAM Advisors that invest in a Natixis Fund that does not offer Class Y shares;

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Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees; and

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Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the appropriate Fund of your eligibility at the time of purchase. Due to operational limitations at your financial intermediary, a sales charge or a CDSC may be assessed; please consult your financial representative.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please see Appendix A to this Prospectus for information regarding eligibility for load waivers and discounts available through specific financial intermediaries, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of a Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by returning your original redemption check or sending a new check for some or all of the redemption amount. Please note: for U.S. federal income tax purposes, a redemption generally is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from Certain Retirement Plans (to pay plan participants or beneficiaries due to death, disability, separation from service, normal or early retirement, loans from the plan, hardship withdrawals, return of excess contributions, or required minimum distributions at age 70 1/2 (an individual participant's voluntary distribution or a total plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions at age 70 ½ (applies only to the amount necessary to meet the required minimum distributions).

Due to operational limitations at your financial intermediary, a CDSC may be assessed, notwithstanding the exemptions above; please consult your financial representative. Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

Class C Shares

The offering price of Class C shares is their NAV without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund.

Class C Contingent Deferred Sales Charges

Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

The availability of certain CDSC waivers will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please see Appendix A to this prospectus for information regarding eligibility for CDSC discounts available through specific financial intermediaries, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from Certain Retirement Plans (to pay plan participants or beneficiaries due to death, disability, separation from service, normal or early

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retirement, loans from the plan, hardship withdrawals, return of excess contributions, or required minimum distributions at age 70 1/2 (an individual participant's voluntary distribution or a total plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions at age 70 ½ (applies only to the amount necessary to meet the required minimum distributions).

Due to operational limitations at your financial intermediary, a CDSC may be assessed, notwithstanding the exemptions above; please consult your financial representative. Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

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Is calculated based on the number of shares you are selling;

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Calculation is based on either your original purchase price or the current NAV of the shares being sold, whichever is lower in order to minimize your CDSC;

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Is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

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Applies to redemptions made within the time frame shown above for each class.

A CDSC will not be charged on:

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Increases in NAV above the purchase price;

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Shares you acquired by reinvesting your dividends or capital gains distributions; or

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Exchanges. However, the original purchase date of the shares from which the exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

To minimize the amount of the CDSC you may pay when you redeem shares, the relevant Fund will first redeem shares acquired through reinvested dividends and capital gain distributions. Shares will be sold in the order in which they were purchased (earliest to latest).

Class N and Class Y Shares

The offering price of Class N and Class Y shares is their NAV without a front-end load sales charge.  No CDSC applies when you redeem your shares.  You must meet eligibility criteria in order to invest in Class N or Class Y shares.

Class T Shares

The offering price of Class T shares is their NAV plus a front-end sales charge, which varies depending upon the size of your purchase.

Class T Sales Charges *,**

Your Investment	As a % of offering price	As a % of your investment
Less than $250,000	2.50%	2.56%
$250,000 – $499,999	2.00%	2.04%
$500,000 – $999,999	1.50%	1.52%
$1,000,000 or more	1.00%	1.01%

* Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

** Not imposed on shares that are purchased with reinvested dividends or other distributions.

Compensation to Securities Dealers

As part of its business strategies, each Fund pays securities dealers and other financial institutions (collectively, "dealers") that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section "How Sales Charges Are Calculated" and dealer commissions are disclosed in the SAI. Class A, Class C and Class T shares pay an annual service fee each of 0.25% of their respective average daily net assets. Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The SAI includes additional information about the payment of some or all of such fees to dealers. Because these distribution fees and service (12b-1) fees are paid out of each Fund's assets on an ongoing basis, over time these fees for Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A or Class T shares. Similarly, over time the fees for Class A, Class C and Class T shares will increase the cost of your investment and will cost you more than an investment in Class N shares or Class Y shares.

In addition, each Fund may make payments to financial intermediaries that provide shareholder services to shareholders whose shares are held of record in omnibus accounts, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents to compensate those intermediaries for services they provide to such shareholders, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or

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participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing ("recordkeeping and processing-related services"). The actual payments, and the services provided, vary from firm to firm. These fees are paid by each Fund (with the exception of Class N shares, which do not bear such expenses) in light of the fact that other costs may be avoided by each Fund where the intermediary, not each Fund's service provider, provides services to Fund shareholders.

The Distributor, a Fund's Adviser and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and processing-related services to financial intermediaries that sell Fund shares; such payments will not be made with respect to Class N shares. These payments may be in addition to payments made by each Fund for similar services.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual funds and their advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries.

How to Purchase Shares

Each Fund is generally available for purchase in the United States, Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number. U.S. citizens living abroad are not allowed to purchase shares in the Funds. Admin Class shares are offered exclusively through intermediaries (who will be the record owner of such shares), are intended primarily for Certain Retirement Plans held in omnibus fashion, and are not available for purchase by individual investors. Class N and Class T shares are not eligible to be exchanged or purchased through the website or through the Natixis Funds Automated Voice Response System.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the New York Stock Exchange ("NYSE") for your shares to be bought or sold at the Fund's NAV on that day.

All purchases made by check should be in U.S. dollars and made payable to Natixis Funds. Third party checks, starter checks and credit card convenience checks will not be accepted, except that, third party checks under $10,000 may be accepted. You may return an uncashed redemption check from your account to be repurchased back into your account. Upon redemption of an investment by check or by periodic account investment, redemption proceeds may be withheld until the check has cleared or the shares have been in your account for 10 days.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. See the section "Restrictions on Buying, Selling and Exchanging Shares."

The Funds are not available to new SIMPLE IRA plans using the Natixis Funds' Prototype document.

You can buy shares of each Fund in several ways:

The Funds may engage financial intermediaries to receive purchase, exchange and sell orders on their behalf. Accounts established directly with the Funds will be serviced by the Funds' transfer agent. The Funds, the Funds' transfer agent and the Distributor do not provide investment advice.

Through a financial adviser (certain restrictions may apply). Your financial adviser will be responsible for furnishing all necessary documents to Natixis Funds. Your financial adviser may charge you for these services. Your financial adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day's NAV.

Through a broker-dealer (certain restrictions may apply). You may purchase shares of the Funds through a broker-dealer that has been approved by the Distributor. Your broker-dealer may charge you a fee for effecting such transactions. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day's NAV.

Directly from the Fund. Natixis Funds' transfer agent must receive your purchase request in proper form before the close of regular trading on the NYSE in order for you to receive that day's NAV.

You can purchase shares directly from each Fund in several ways:

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By mail. You can buy shares of each Fund by submitting a completed application form, which is available online at www.ngam.natixis.com or by calling Natixis Funds at 800-225-5478, along with a check payable to Natixis Funds for the amount of your purchase to:

Regular Mail
Natixis Funds
P.O. Box 219579
Kansas City, MO 64121-9579

Overnight Mail
Natixis Funds
330 West 9th Street
Kansas City, MO 64105-1514

Third party checks, "starter" checks and credit card convenience checks will not be accepted, except that, third party checks under $10,000 may be accepted. After your account has been established, you may send subsequent investments directly to Natixis Funds at the above addresses. Please include either the investment slip from your account statement or a letter specifying the Fund name, your account number and your name, address and telephone number.

By wire. You also may wire subsequent investments. Call Natixis Funds at 800-225-5478 to obtain wire transfer instructions. At the time of the wire transfer, you will need to include the Fund name, your class of shares, your account number and the registered account owner name(s). Your bank may charge you for such a transfer.

By telephone. You can make subsequent investments by calling Natixis Funds at 800-225-5478.

By exchange. You may purchase shares of a Fund by exchange of shares of the same class of another Fund by sending a signed letter of instruction to Natixis Funds, by calling Natixis Funds at 800-225-5478 or by accessing your account online at www.ngam.natixis.com.

Through Automated Clearing House ("ACH"). Before you can purchase shares of Natixis Funds through ACH, you must provide specific instructions to Natixis Funds in writing (see STAMP2000 Medallion Signature Guarantee below). You may purchase shares of a Fund through ACH by either calling Natixis Funds at 800-225-5478 or by accessing your account online at www.ngam.natixis.com.

By internet. If you have established a Personal Identification Number ("PIN") and you have established the electronic transfer privilege, you can make subsequent investments through your online account at www.ngam.natixis.com. If you have not established a PIN, but you have established the electronic transfer privilege, go to www.ngam.natixis.com, click on "Account Access," and follow the instructions.

Through systematic investing. You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. If you did not establish the electronic transfer privilege on your application, you may add the privilege by obtaining a Service Options Form through your financial adviser, by calling Natixis Funds at 800-225-5478 or by visiting www.ngam.natixis.com. A medallion signature guarantee may be required to add this option.

Minimum Investment Requirements for each fund and share class are described in the section "Purchase and Sale of Fund Shares."

Certain Retirement Plans

Natixis Funds defines "Certain Retirement Plans" as it relates to load waivers, share class eligibility, and account minimums as follows:

Certain Retirement Plans includes 401(k) plans, 457 plans, 401(a) plans (including profit-sharing and money purchase pension plans), 403(b) and 403(b)(7) plans, defined benefit plans, non-qualified deferred compensation plans, Taft Hartley multi-employer plans and retiree health benefit plans. The accounts must be plan level omnibus accounts to qualify.

Certain Retirement Plans does not include individual retirement plan accounts such as IRAs, SIMPLE, SEP, SARSEP, Roth IRA, etc. Any retirement plan accounts registered in the name of a participant would not qualify.

Minimum Balance Policy

For Class A, Class C and Class T shares, in order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $500. The valuation of account balances for this purpose and liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Certain accounts, such as accounts using the Natixis Funds' prototype document (including IRAs, Keogh Plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with wrap fee programs or certain retirement accounts, are excepted from the liquidation. However, the Funds reserve the right to liquidate any account with a balance of one share or less regardless of the account type or share class. Due to operational limitations, the Funds' ability to apply the Minimum Balance Policy to shareholder accounts held through an intermediary in an omnibus fashion may be limited. The Funds may work with these intermediaries to enforce the Minimum Balance Policy on these accounts as can best be applied per the timing and constraints of the intermediaries' account recordkeeping systems.

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How To Redeem Shares

You can redeem shares of each Fund directly from the Fund on any day on which the NYSE is open for business. Redemption proceeds from shares purchased through check, telephone ACH or online ACH, may not be available immediately upon redemption and may be delayed until the shares have been in your account for 10 days.

Because large redemptions are likely to require liquidation by a Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days as permitted by the SEC. Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in-kind. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

Redemptions totaling more than $100,000 from a single fund/account cannot be processed on the same day unless the proceeds of the redemption are sent via pre-established banking information on the account. Please see the section "STAMP2000 Medallion Signature Guarantee" for details.

Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Redemptions through your financial adviser. Your financial adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day's NAV. Your financial adviser will be responsible for furnishing all necessary documents to Natixis Funds on a timely basis and may charge you for his or her services.

Redemptions through your broker-dealer. You may redeem shares of the Funds through a broker-dealer that has been approved by the Distributor, which can be contacted at 399 Boylston Street, Boston, MA 02116. Your broker-dealer may charge you a fee for effecting such transaction. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day's NAV. Your redemptions generally will be wired to your broker-dealer on the first business day after your request is received in good order.

Redemptions directly to the Funds. Natixis Funds' transfer agent must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day's NAV. Your redemptions generally will be sent to you via first class mail within three business days after your request is received in good order, although it may take longer.

You may make redemptions directly from each Fund in several ways:

By mail. Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number and the number of shares or dollar amount to be redeemed to the following address:

Regular Mail
Natixis Funds
P.O. Box 219579
Kansas City, MO 64121-9579

Overnight Mail
Natixis Funds
330 West 9th Street
Kansas City, MO 64105-1514

All owners of shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

By exchange. You may sell some or all of your shares of a Fund and use the proceeds to buy shares of the same class of another sending a signed letter of instruction to Natixis Funds, by calling Natixis Funds at 800-225-5478 or by accessing your account online at www.ngam.natixis.com.

By internet. If you have established a Personal Identification Number ("PIN") and you have established the electronic transfer privilege, you can redeem shares through your online account at www.ngam.natixis.com. If you have not established a PIN but you have established the electronic transfer privilege, go to www.ngam.natixis.com, click on "Account Access," and follow the instructions.

By telephone. You may redeem shares by calling Natixis Funds at 800-225-5478. Proceeds from telephone redemption requests (less any applicable fees) can be wired to your bank account, sent electronically by ACH to your bank account or sent by check in the name of the registered owner(s) to the address of record. A wire fee will be deducted from your proceeds. Your bank may charge you a fee to receive the wire.

The telephone redemption privilege may be modified or terminated by the Funds without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

You may redeem by telephone to have a check sent to the address of record for the maximum amount of $100,000 per day from a single fund/account. For your protection, telephone or internet redemption requests will not be permitted if Natixis Funds has been notified of an address change or bank account

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information change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Natixis Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

Systematic Withdrawal Plan. If the value of your account is $10,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-225-5478 for more information or to set up a systematic withdrawal plan or visit www.ngam.natixis.com to obtain a Service Options Form.

By wire. Before Natixis Funds can wire redemption proceeds (less any applicable fees) to your bank account, you must provide specific wire instructions to Natixis Funds in writing (see "STAMP2000 Medallion Signature Guarantee" below). A wire fee will be deducted from the proceeds of each wire.

By ACH. Before Natixis Funds can send redemptions through ACH, you must provide specific wiring instructions to Natixis Funds in writing (see "STAMP2000 Medallion Signature Guarantee" below). For ACH redemptions, proceeds will generally arrive at your bank within three business days.

STAMP2000 Medallion Signature Guarantee. You must have your signature guaranteed by a bank, broker-dealer or other financial institution that can issue a STAMP2000 Medallion Signature Guarantee for the following types of redemptions:

■

If you are selling more than $100,000 per day from a single fund/account and you are requesting the proceeds by check (this does not apply to IRA transfer of assets to new custodian).

■

If you are requesting that the proceeds check (of any amount) be made out to someone other than the registered owner(s) or sent to an address other than the address of record.

■

If the account registration or bank account information has changed within the past 30 days.

■

If you are instructing us to send the proceeds by check, wire or ACH to a bank not already active on the fund account.

The Funds will only accept STAMP2000 Medallion Signature Guarantees bearing the STAMP2000 Medallion imprint. The surety amount of the STAMP2000 medallion imprint must meet or exceed the amount on the request. Please note that a notary public cannot provide a STAMP2000 Medallion Signature Guarantee. This signature guarantee requirement may be waived by Natixis Funds in certain cases.

Exchanging or Converting Shares

In general, you may exchange shares of each Fund (excluding Class T shares) for shares of the same class of another Natixis Fund that offers such class of shares, without paying a sales charge or a CDSC, if applicable (see the sections "How to Purchase Shares" and "How to Redeem Shares") subject to restrictions noted below. Class T shares of the Funds do not have exchange privileges. The exchange must be for at least the minimum to open an account (or the total NAV of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $50 (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares. Class N shares are not eligible to be exchanged through the website or through the Natixis Funds Automated Voice Response System.

In certain circumstances, you may convert shares of your Fund from your current share class into another share class in the same Fund. A conversion is subject to the eligibility requirements of the share class of your Fund that you are converting into including investment minimum requirements. The conversion from one class of shares to another will be based on the respective NAVs of the separate share classes on the trade date for the conversion.

Any account with an outstanding CDSC liability will be assessed the CDSC before converting to the new share class. Any conversions into a class of shares with a front end sales charge will not be subject to an initial sales charge; however, future purchases may be subject to a sales charge, if applicable. Generally, a conversion between share classes of the same fund is a nontaxable event to the shareholder. All requests for conversions must follow the procedures set forth by the Distributor. The Fund reserves the right to refuse any conversion request. Due to operational limitations at your financial intermediary, your ability to convert share classes of the same fund may be limited. Please consult your financial representative for more information.

Cost Basis Reporting. Upon the redemption or exchange of your shares in a Fund, the Fund, or, if you purchased your shares through a broker-dealer or other financial intermediary, your financial intermediary will be required to provide you and the Internal Revenue Service ("IRS") with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. The cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please contact the Fund at 800-225-5478, visit ngam.natixis.com or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please also consult your tax adviser to determine which available cost basis method is best for you.

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Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of each Fund's portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, below investment grade securities or small capitalization securities), also may have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under "How to Redeem Shares."

Limits on Frequent Trading. Excessive trading activity in a Fund is measured by the number of round trip transactions in a shareholder's account. A round trip is defined as (1) a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund; or (2) a redemption (including a redemption by exchange) out of a Fund followed by a purchase (including a purchase by exchange) of any amount into the same Fund. Two round trip transactions in a single Fund within a rolling 90-day period is considered to be excessive and will constitute a violation of the Fund's trading limitations. After the detection of a first violation, the Fund or the Distributor will issue the shareholder and/or his or her financial intermediary, if any, a written warning. After the detection of a second violation (i.e., two more round trip transactions in the Fund within a rolling 90-day period), the Fund or the Distributor will restrict the account from making subsequent purchases (including purchases by exchange) for 90 days. After the detection of a third violation, the Fund or the Distributor will permanently restrict the account and any other accounts under the shareholder's control in any Natixis Fund from making subsequent purchases (including purchases by exchange). The above limits are applicable whether a shareholder holds shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that a Fund and the Distributor may consider to be excessive and, at its discretion, a Fund and the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries.

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Each Fund may choose to rely on a financial intermediary's restrictions on frequent trading in place of the Fund's own restrictions if the Fund determines, at its discretion, that the financial intermediary's restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from a Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund's frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program. Under certain circumstances, waivers to these conditions (including waivers to permit more frequent rebalancing) may be approved for programs that in the Fund's opinion are not vehicles for market timing and are not likely to engage in abusive trading.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in excessive, short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, a Fund and the Distributor, as well as an adviser to a Fund may ban trading in an account if, in their judgment, a shareholder or financial intermediary has engaged in short-term transactions that, while not necessarily in violation of the Fund's stated policies on frequent trading, are harmful to a Fund or its shareholders. A Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder's trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary maintains the record of a Fund's underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in excessive short-term trading activity. If a Fund believes that a shareholder has engaged in excessive short-term trading activity in violation of the Fund's policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder that engaged in such trading, although it may be unable to do so. A Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume a Fund will be able to detect or prevent all trading practices that may disadvantage a Fund.

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Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of a Fund.  Please see the SAI for additional information regarding redemption payment policies.

Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:	■ When the NYSE is closed (other than a weekend/holiday) as permitted by the SEC. ■ During an emergency as permitted by the SEC. ■ During any other period permitted by the SEC.
Each Fund reserves the right to suspend account services or refuse transaction requests:	■ With a notice of a dispute between registered owners or death of a registered owner. ■ With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

■ When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the Adviser or Subadviser.
Each Fund may withhold redemption proceeds for 10 days from the purchase date:	■ When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

Certificates.  Certificates will not be issued or honored for any class of shares.

Self-Servicing Your Account

Shareholders that hold their accounts directly with Funds may use the following self-service options. Shareholders that hold Fund shares through a financial intermediary should consult their financial intermediary regarding any self-service options that they may offer.

(Excludes Class N and Class T shares)

Natixis Funds Website.

You can access our website at www.ngam.natixis.com to perform transactions (purchases, redemptions or exchanges), review your account information and Fund net asset values, change your address, order duplicate statements or tax forms or obtain a prospectus, an SAI, an application or periodic reports (certain restrictions may apply).

Natixis Funds Automated Voice Response System. You have access to your account 24 hours a day by calling Natixis Funds' Automated Voice Response System at 800-225-5478, option 1. Using this customer service option, you may review your account balance and Fund net asset values, order duplicate statements, order duplicate tax forms, obtain distribution and performance information and obtain wiring instructions (certain restrictions may apply).

Restructuring and Liquidations

Investors should note that each Fund reserves the right to merge or reorganize at any time, or to cease operations or liquidate itself. At any time prior to the liquidation of a Fund, shareholders may redeem their shares of the Fund pursuant to the procedures set forth under "How to Redeem Shares." The proceeds from any such redemption will be the net asset value of the Fund's shares. Shareholders may also exchange their shares, subject to investment minimums and other restrictions on exchanges as described under "Exchanging or Converting Shares." For federal income tax purposes, an exchange of the Fund's shares for shares of another Natixis Fund or Loomis Sayles Fund is generally treated as a sale on which a gain or loss will be recognized.

Retirement Accounts. Absent an instruction to the contrary prior to the liquidation date of a fund, for shares of a fund held using a Natixis Funds' prototype document, in individual retirement accounts, in custodial accounts under a SEP, SIMPLE, SARSEP or 403(b) plan, or in certain other retirement accounts, NGAM Distribution, L.P. will exchange any shares remaining in the fund on the liquidation date for shares of Loomis Sayles Limited Term Government and Agency Fund (or, if that fund is no longer then in existence, in another comparable Natixis Funds or Loomis Sayles Fund) at net asset value, unless contrary

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instructions are timely received prior to the liquidation. Please refer to your plan documents or contact your plan administrator or plan sponsor to determine whether the preceding sentence applies to you.

How Fund Shares Are Priced

NAV is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

■

A share's NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value" in the SAI for more details.

■

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent, Boston Financial Data Services, Inc., (rather than when the order arrives at the P.O. box) "in good order" (meaning that the order is complete and contains all necessary information).1

■

Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order prior to the NYSE market close (normally 4:00 p.m., Eastern time), the shareholder will receive that day's NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before a Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to a Fund.

■

If a Fund invests in foreign securities, it may have NAV changes on days when you cannot buy or sell its shares.

1 Please see the section "How to Purchase Shares," which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may send your order by mail as described in the sections "How to Purchase Shares" and "How to Redeem Shares."

Fund securities and other investments for which market quotations are readily available, as outlined in the Funds' policies and procedures, are valued at market value. The Fund may use independent pricing services recommended by the Adviser and Subadviser and approved by the Board of Trustees to obtain market quotations. Generally, Fund securities and other investments are valued as follows:

■

Equity securities (including shares of closed-end investment companies and exchange-traded funds ("ETFs")), exchange traded notes, rights, and warrants — listed equity securities are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities discussed below) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations based on information from foreign markets may be subject to the Funds' fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

■

Debt securities and unlisted preferred equity securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

■

Senior Loans — bid prices supplied by an independent pricing service, if available, or bid prices obtained from broker-dealers.

■

Bilateral Swaps — bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps and bilateral standardized commodity and equity index total return swaps are valued based on prices supplied by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

■

Centrally Cleared Swaps — settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

■

Options — domestic exchange-traded single name equity options contracts (including options on ETFs) are valued at the mean of the National Best Bid and Offer quotations. Foreign exchange-traded single name equity options contracts are valued at the most recent settlement price. Options contracts on domestic indices shall be priced at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange

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("CBOE"). Options contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. OTC currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. Under normal market conditions, the Gateway Fund and the Gateway Equity Call Premium Fund will generally consider the value of domestic exchange-traded S&P 500® index options determined at the close of trading on the CBOE (normally 4:15 p.m., Eastern Time) to be the value at the close of the NYSE (normally 4:00 p.m., Eastern Time). However, if a significant change in the value of the S&P 500® contracts is considered to have occurred between the close of the NYSE and the close of the CBOE, the Gateway Fund and the Gateway Equity Call Premium Fund will consider the closing price on the CBOE to not reflect the value of the S&P 500® index options at the close of the NYSE. In such circumstances the S&P 500® index options will be fair valued by or pursuant to procedures approved by the Board. On the last business day of the month, the funds will fair value S&P 500® index options using the closing rotation values published by the CBOE. Valuations based on information from foreign markets may be subject to the Funds' fair value policies described below.

■

Futures — most recent settlement price on the exchange on which the Adviser or Subadviser believes that, over time, they are traded most extensively.  Valuations based on information from foreign markets may be subject to the Funds' fair value policies described below.

■

Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

Foreign denominated assets and liabilities are translated into U.S. dollars based upon foreign exchange rates supplied by an independent pricing service. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser or Subadviser pursuant to procedures approved by the Board of Trustees. A Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time a Fund's NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund. Valuations for securities traded in the OTC market may be based on factors such as market information, transactions for comparable securities, various relationships between securities or bid prices obtained from broker-dealers. Evaluated prices from an independent pricing service may require subjective determinations and may be different than actual market prices or prices provided by other pricing services.

Trading in some of the portfolio securities or other investments of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds' NAV does not take place at the same time as the prices of many of its portfolio securities or other investments are determined, and the value of these Funds' portfolios may change on days when these Funds are not open for business and their shares may not be purchased or redeemed.

Dividends and Distributions

The Funds generally distribute all of their net investment income (other than capital gains) as dividends. The following table shows when each Fund expects to distribute dividends.

Dividend Payment Schedule
Annually	Quarterly	Daily
ASG Dynamic Allocation Fund	Gateway Equity Call Premium Fund	McDonnell Intermediate Municipal Bond Fund [1]
ASG Global Alternatives Fund	Gateway Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
ASG Tactical U.S. Market Fund

1 Declares dividends for each class daily and pays them monthly.

In addition, each Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually (or, in the case of short-term capital gains, more frequently than annually if determined by the Fund to be in the best interest of shareholders), after applying any capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as distributions of net investment income and net realized capital gains, if any, are made at least annually. A Fund's distribution rate fluctuates over time for various reasons, and there can be no assurance that a Fund's distributions will not decrease or that a Fund will make any distributions when scheduled. For example, foreign currency losses potentially reduce, and have in the past reduced, regularly scheduled distributions for the Loomis Sayles Strategic Alpha Fund.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at NAV unless you select one of the following alternatives:

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Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at NAV in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about the program, see the section "Additional Investor Services;"

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Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund; or

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Receive all distributions in cash.

If a dividend or capital gain distribution check remains uncashed for six months and your account is still open, each Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your U.S. federal income tax return. This information will also be reported to the IRS. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), necessary to qualify and be eligible for treatment each year as a "regulated investment company" and thus does not expect to pay any U.S. federal income tax on income and capital gains that are timely distributed to shareholders.

Unless otherwise noted, the discussion below, to the extent it describes shareholder-level tax consequences, pertains solely to taxable shareholders.

Taxation of Distributions from the Funds. For U.S. federal income tax purposes, distributions of investment income generally are taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year over net short-term capital losses from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less, and that are properly reported by the Fund as capital gain dividends ("Capital Gain Dividends") generally will be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less over net long-term capital losses from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year will be taxable as ordinary income.

Distributions of investment income properly reported by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed-income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income. Dividends received by a Fund from foreign corporations that are not eligible for the benefits of a comprehensive income tax treaty with the U.S. (other than dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) will not be eligible for treatment as qualified dividend income.

The McDonnell Intermediate Municipal Bond Fund generally expects to distribute "exempt-interest dividends." Distributions that the Fund properly reports to you as exempt-interest dividends are generally not subject to federal income taxation, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Distributions by the McDonnell Intermediate Municipal Bond Fund other than exempt-interest dividends generally will be taxable to you as ordinary income or as long-term capital gain. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the McDonnell Intermediate Municipal Bond Fund may have on the federal taxation of your benefits.

A 3.8% Medicare contribution tax is imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any Capital Gain Dividends paid by a Fund, and net capital gains recognized on the sale, redemption, exchange or other taxable disposition of shares of a Fund.

Fund distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund's NAV reflects gains that are either unrealized or realized but not distributed.

Dividends and distributions declared by a Fund and payable to shareholders of record in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

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Distributions by a Fund to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax laws generally will not be taxable, although distributions by retirement plans to their participants may be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in a Fund) from the plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and generally will result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains generally are taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments.  A Fund's investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. Each Fund generally does not expect that its shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund. In addition, a Fund's investments in foreign securities or foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions to shareholders.

A Fund's investments in certain debt obligations (such as those issued with "OID" or having accrued market discount, as described in the SAI) or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code. In addition, a Fund's investments in derivatives may affect the amount, timing or character of distributions to shareholders. In particular, a Fund's transactions in options or other derivatives or short sales may cause a larger portion of distributions to be taxable to shareholders as ordinary income than would be the case absent such transactions.

A Fund's ability to invest directly in commodities and commodities-related investments is limited by the requirement that at least 90 percent of a regulated investment company's income must consist of certain types of "qualifying income." Accordingly, each of ASG Global Alternatives Fund and ASG Managed Futures Strategy Fund has invested, and intends to continue to invest, and ASG Dynamic Allocation Fund intends to invest in a wholly-owned Cayman Islands subsidiary that will in turn make such investments. Each of these Funds has either obtained a private letter ruling from the IRS to the effect that income of its subsidiary that is attributed to the Fund will be qualifying income or otherwise intends to operate in a manner such that it satisfies the 90% qualifying income requirement. Under proposed regulations, income of a subsidiary that is attributed to a Fund will be considered qualifying income only to the extent such income is currently and timely distributed to the Fund. If such proposed regulations were finalized in their current form, any Fund that has obtained a private letter ruling generally expects that it would no longer be able to rely on such ruling, but that it would operate in a manner such that it satisfies the 90% qualifying income requirement.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding.

Please see the SAI for additional information on the U.S. federal income tax consequences of an investment in a Fund.

You should consult your tax adviser for more information on your own situation, including possible U.S. federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs and SEPs. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

(Excludes Class T shares)

This is Natixis Funds' automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section "How to Purchase Shares."

Dividend Diversification Program

(Excludes Class T shares)

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund subject to the eligibility requirements of that other fund and to state securities law requirements. The fund minimum must be met in the new fund prior to

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establishing the dividend diversification program. Shares will be purchased at the selected fund's NAV without a front-end sales charge or CDSC on the ex dividend date. Before establishing a Dividend Diversification Program into any other Natixis Fund, please read its prospectus carefully.

Automatic Exchange Plan

(Excludes Class T shares)

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund. The fund minimum must be met prior to establishing an automatic exchange plan. There is no fee for exchanges made under this plan. Please see the section "Exchanging or Converting Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

(Excludes Class T shares)

This plan allows you to redeem shares and receive payments from a Fund on a regular schedule. Redemptions of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC, however, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "How to Redeem Shares."

102

Prior Related Performance Information

Prior Related Performance Information

McDonnell Intermediate Municipal Bond Fund

The following table sets forth historical performance information for the institutional accounts managed by McDonnell (the "Composite") that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Fund.

The Composite data is provided to illustrate the past performance of McDonnell in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The accounts in the Composite are separate and distinct from the Fund; its performance is not intended as a substitute for the Fund's performance and should not be considered a prediction of the future performance of the Fund or of McDonnell.

The Composite's returns were calculated on a total return basis, include all dividends and interest, accrued income and realized and unrealized gains and losses, and assume the reinvestment of earnings. All returns reflect the deduction of brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. "Net of Fees" figures also reflect the deduction of investment advisory fees. The Composite includes all actual discretionary institutional accounts with minimum assets of $5 million managed by McDonnell for at least two full months that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite may include both tax-exempt and taxable accounts.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composite combine the individual accounts' returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account's asset value as of the beginning of the month.

The institutional accounts that are included in the Composite may be subject to lower expenses than the Fund and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composite would have been less favorable had it been subject to the same expenses as the Fund or had it been regulated as an investment company under the federal securities laws.

The returns set forth below may not be representative of the results that may be achieved by the Fund in the future, in part because the past results are not necessarily indicative of future results. In addition, the results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions, market conditions and other factors. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax that may have been payable.

The table below shows the annual total returns for the Composite, and a broad-based securities market index for periods ended December 31, 2016.

McDonnell's Prior Performance of Similar Accounts Relating to the Fund

Average Annual Total Returns (for the periods ended December 31, 2016)	Past 1 Year	Past 5 Years	Past 10 Years
McDonnell 3-15 Year National Municipal Composite (Net of Fees)	-0.01%	2.27%	3.87%
McDonnell 3-15 Year National Municipal Composite (Gross of Fees)	0.31%	2.66%	4.28%
Barclays 3-15 Year Blend Municipal Bond Index	-0.05%	2.74%	4.23%

Gateway Equity Call Premium Fund

The following table sets forth historical performance information for the institutional accounts managed by Gateway that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Fund (the "Composite").

The Composite data is provided to illustrate the past performance of Gateway in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Fund. The accounts in the Composite are separate and distinct from the Fund; its performance is not intended as a substitute for the Fund's performance and should not be considered a prediction of the future performance of the Fund or of Gateway.

The Composite's returns were calculated on a total return basis, include all dividends and interest, accrued income and realized and unrealized gains and losses, and assume the reinvestment of earnings. All returns reflect the deduction of brokerage commissions and execution costs paid by the accounts, without provision for federal or state income taxes. "Net of Fees" figures also reflect the deduction of investment advisory fees.  The Composite includes all actual discretionary accounts managed by Gateway for at least one full month that have investment objectives, policies, strategies, risks and investment restrictions substantially similar to those of the Fund. The Composite may include both tax-exempt and taxable accounts.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composite combine the individual accounts' returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account's asset value as of the beginning of the month.

The accounts that are included in the Composite may be subject to lower expenses than the Fund and may not be subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composite would have been less favorable had it been subject to the same expenses as the Fund or had it been regulated as an investment company under the federal securities laws.

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Prior Related Performance Information

The returns set forth below may not be representative of the results that may be achieved by the Fund in the future, in part because the past results are not necessarily indicative of future results. In addition, the results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions, market conditions and other factors. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax that may have been payable.

The table below shows the annual total returns for the Composite, and two broad-based securities market indices for periods ended December 31, 2016.

Gateway's Prior Performance of Similar Accounts Relating to the Fund

Average Annual Total Returns (for the periods ended December 31, 2016)	Past 1 Year	Past 5 Years	Since Inception (4/1/08)
Active Index Option Overwrite Composite (Net of Fees)	8.74%	9.37%	6.47%
Active Index Option Overwrite Composite (Gross of Fees)	9.10%	9.77%	6.85%
CBOE S&P 500 BuyWrite Index (BXMSM)	7.07%	7.24%	4.56%
S&P 500® Index	11.96%	14.66%	8.54%

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Financial Performance

Financial Performance

The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the Funds' annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

Class T shares of each Fund are newly formed and had no performance history as of the date of this prospectus. Class N shares of the ASG Managed Futures Strategy Fund, Gateway Equity Call Premium Fund, Gateway Fund and Loomis Sayles Strategic Alpha Fund are newly formed and had no performance history as of the date of this prospectus. Therefore, the financial highlights tables included for such Funds are for Class A, Class C and Class Y shares only.

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Financial Performance

For a share outstanding throughout each period.

ASG Dynamic Allocation Fund

	Class A
	Year Ended December 31, 2016		Period Ended December 31, 2015*
Net asset value, beginning of the period	$9.86		$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.03		0.01
Net realized and unrealized gain (loss)	0.21		(0.14)
Total from Investment Operations	0.24		(0.13)
Less Distributions From:
Net investment income	(0.02)		(0.01)
Net realized capital gains	-		-
Total Distributions	(0.02)		(0.01)
Net asset value, end of the period	$10.08		$9.86
Total return(b)(c)	2.41%		(1.28	)%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$29		$1
Net expenses(e)	1.17	%(f)	1.15	%(g)
Gross expenses	1.80	%(f)	3.96	%(g)
Net investment income	0.31%		1.19	%(g)
Portfolio turnover rate	115	%(h)	11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.78%.
(g)	Computed on an annualized basis for periods less than one year.
(h)

The variation in the Fund's turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

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Financial Performance

For a share outstanding throughout each period.

ASG Dynamic Allocation Fund

	Class C
	Year Ended December 31, 2016		Period Ended December 31, 2015*
Net asset value, beginning of the period	$9.85		$10.00
Income (loss) from Investment Operations:
Net investment loss (a)	(0.07)		(0.00	)(b)
Net realized and unrealized gain (loss)	0.23		(0.14)
Total from Investment Operations	0.16		(0.14)
Less Distributions From:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	-		-
Total Distributions	(0.00)		(0.01)
Net asset value, end of the period	$10.01		$9.85
Total return(c)(d)	1.63%		(1.37	)%(e)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$9		$8
Net expenses(f)	1.91	%(g)	1.90	%(h)
Gross expenses	2.51	%(g)	4.72	%(h)
Net investment loss	(0.75)%		(0.16	)%(h)
Portfolio turnover rate	115	%(i)	11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	Periods less than one year, if applicable, are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.50%.
(h)	Computed on an annualized basis for periods less than one year.
(i)

The variation in the Fund's turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

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Financial Performance

For a share outstanding throughout each period.

ASG Dynamic Allocation Fund

	Class Y
	Year Ended December 31, 2016		Period Ended December 31, 2015*
Net asset value, beginning of the period	$9.86		$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.03		0.01
Net realized and unrealized gain (loss)	0.23		(0.14)
Total from Investment Operations	0.26		(0.13)
Less Distributions From:
Net investment income	(0.03)		(0.01)
Net realized capital gains	-		-
Total Distributions	(0.03)		(0.01)
Net asset value, end of the period	$10.09		$9.86
Total return(b)	2.57%		(1.26	)%(c)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$22,334		$20,095
Net expenses(d)	0.91	%(e)	0.90	%(f)
Gross expenses	1.54	%(e)	3.72	%(f)
Net investment income	0.32%		1.39	%(f)
Portfolio turnover rate	115	%(g)	11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.53%.
(f)	Computed on an annualized basis for periods less than one year.
(g)

The variation in the Fund's turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid 2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

108

Financial Performance

For a share outstanding throughout each period.

ASG Global Alternatives Fund (Consolidated*)

	Class A
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$10.48		$11.12		$11.33		$10.62		$10.26
Income (loss) from Investment Operations:
Net investment loss(a)	(0.09)		(0.14)		(0.15)		(0.15)		(0.14)
Net realized and unrealized gain (loss)	(0.37)		(0.12)		0.53		1.79		0.50
Total from Investment Operations	(0.46)		(0.26)		0.38		1.64		0.36
Less Distributions From:
Net investment income	–		–		–		(0.02)		–
Net realized capital gains	-		(0.38)		(0.59)		(0.91)		-
Total Distributions	-		(0.38)		(0.59)		(0.93)		-
Net asset value, end of the period	$10.02		$10.48		$11.12		$11.33		$10.62
Total return(b)	(4.39)%		(2.69)%		3.53%		15.69%		3.51%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$76,207		$224,951		$150,462		$189,313		$126,226
Net expenses	1.56	%(c)	1.53	%(d)	1.55	%(e)	1.58	%(f)	1.61	%(g)(h)
Gross expenses	1.56	%(c)	1.53	%(d)	1.55	%(e)	1.58	%(f)	1.61	%(g)(h)
Net investment loss	(0.93)%		(1.27)%		(1.34)%		(1.35)%		(1.34)%
Portfolio turnover rate(i)	—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.54% and the ratio of gross expenses would have been 1.54%.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.52% and the ratio of gross expenses would have been 1.52%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.53% and the ratio of gross expenses would have been 1.53%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.57% and the ratio of gross expenses would have been 1.57%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.60% and the ratio of gross expenses would have been 1.60%.
(h)	Includes fee/expense recovery of 0.01%.
(i)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

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Financial Performance

For a share outstanding throughout each period.

ASG Global Alternatives Fund (Consolidated*)

	Class C
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$9.91		$10.61		$10.92		$10.32		$10.05
Income (loss) from Investment Operations:
Net investment loss(a)	(0.15)		(0.21)		(0.22)		(0.23)		(0.21)
Net realized and unrealized gain (loss)	(0.36)		(0.11)		0.50		1.74		0.48
Total from Investment Operations	(0.51)		(0.32)		0.28		1.51		0.27
Less Distributions From:
Net investment income	–		–		–		–		–
Net realized capital gains	-		(0.38)		(0.59)		(0.91)		-
Total Distributions	-		(0.38)		(0.59)		(0.91)		-
Net asset value, end of the period	$9.40		$9.91		$10.61		$10.92		$10.32
Total return(b)	(5.15)%		(3.40)%		2.73%		14.86%		2.69%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$38,412		$95,885		$87,941		$85,323		$71,227
Net expenses	2.31	%(c)	2.28	%(d)	2.31	%(e)	2.33	%(f)	2.36	%(g)(h)
Gross expenses	2.31	%(c)	2.28	%(d)	2.31	%(e)	2.33	%(f)	2.36	%(g)(h)
Net investment loss	(1.68)%		(2.03)%		(2.10)%		(2.10)%		(2.10)%
Portfolio turnover rate(i)	—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.29% and the ratio of gross expenses would have been 2.29%.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.26% and the ratio of gross expenses would have been 2.26%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.28% and the ratio of gross expenses would have been 2.28%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.32% and the ratio of gross expenses would have been 2.32%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.35% and the ratio of gross expenses would have been 2.35%.
(h)	Includes fee/expense recovery of 0.01%.
(i)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

110

Financial Performance

For a share outstanding throughout each period.

ASG Global Alternatives Fund (Consolidated*)

	Class N
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Period Ended December 31, 2013**
Net asset value, beginning of the period	$10.63		$11.24		$11.42		$11.20
Income (loss) from Investment Operations:
Net investment loss(a)	(0.06)		(0.11)		(0.12)		(0.09)
Net realized and unrealized gain (loss)	(0.38)		(0.12)		0.53		0.99
Total from Investment Operations	(0.44)		(0.23)		0.41		0.90
Less Distributions From:
Net investment income	–		–		–		–
Net realized capital gains	-		(0.38)		(0.59)		(0.68)
Total Distributions	-		(0.38)		(0.59)		(0.68)
Net asset value, end of the period	$10.19		$10.63		$11.24		$11.42
Total return	(4.05)%		(2.48)%		3.77	%(b)	8.05	%(b)(c)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$9,639		$10,476		$1		$1
Net expenses	1.24	%(d)	1.23	%(e)	1.27	%(f)(g)	1.32	%(g)(h)(i)
Gross expenses	1.24	%(d)	1.23	%(e)	7.42	%(f)	3.22	%(h)(i)
Net investment loss	(0.56)%		(0.97)%		(1.07)%		(1.12	)%(i)
Portfolio turnover rate(j)	—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	From commencement of Class operations on May 1, 2013 through December 31, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.22% and the ratio of gross expenses would have been 1.22%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.21% and the ratio of gross expenses would have been 1.21%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.25% and the ratio of gross expenses would have been 7.40%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.30% and the ratio of gross expenses would have been 3.20%.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

111

Financial Performance

For a share outstanding throughout each period.

ASG Global Alternatives Fund (Consolidated*)

	Class Y
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$10.64		$11.25		$11.43		$10.72		$10.34
Income (loss) from Investment Operations:
Net investment loss(a)	(0.07)		(0.12)		(0.12)		(0.13)		(0.11)
Net realized and unrealized gain (loss)	(0.38)		(0.11)		0.53		1.82		0.49
Total from Investment Operations	(0.45)		(0.23)		0.41		1.69		0.38
Less Distributions From:
Net investment income	–		–		–		(0.07)		–
Net realized capital gains	-		(0.38)		(0.59)		(0.91)		-
Total Distributions	-		(0.38)		(0.59)		(0.98)		-
Net asset value, end of the period	$10.19		$10.64		$11.25		$11.43		$10.72
Total return	(4.23)%		(2.38)%		3.77%		16.05%		3.68%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$1,504,641		$3,344,101		$2,786,510		$2,168,502		$1,002,226
Net expenses	1.31	%(b)	1.28	%(c)	1.31	%(b)	1.33	%(d)	1.36	%(e)(f)
Gross expenses	1.31	%(b)	1.28	%(c)	1.31	%(b)	1.33	%(d)	1.36	%(e)(f)
Net investment loss	(0.67)%		(1.03)%		(1.10)%		(1.10)%		(1.10)%
Portfolio turnover rate(g)	—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.29% and the ratio of gross expenses would have been 1.29%.
(c)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.26% and the ratio of gross expenses would have been 1.26%.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.32% and the ratio of gross expenses would have been 1.32%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.35% and the ratio of gross expenses would have been 1.35%.
(f)	Includes fee/expense recovery of 0.01%.
(g)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

112

Financial Performance

For a share outstanding throughout each period.

ASG Managed Futures Strategy Fund (Consolidated*)

	Class A
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$10.37		$10.98		$10.25		$9.11		$10.34
Income (loss) from Investment Operations:
Net investment loss(a)	(0.12)		(0.16)		(0.16)		(0.14)		(0.14)
Net realized and unrealized gain (loss)	(0.47)		0.06	(b)	2.37		1.28		(1.00)
Total from Investment Operations	(0.59)		(0.10)		2.21		1.14		(1.14)
Less Distributions From:
Net investment income	–		(0.22)		(0.29)		–		(0.09)
Net realized capital gains	-		(0.29)		(1.19)		-		-
Total Distributions	-		(0.51)		(1.48)		-		(0.09)
Net asset value, end of the period	$9.78		$10.37		$10.98		$10.25		$9.11
Total return(c)	(5.69	)%(d)	(1.38)%		21.76	%(d)	12.51	%(d)	(11.09	)%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$463,235		$486,160		$137,991		$125,903		$145,729
Net expenses	1.74	%(e) (f)	1.73	%(g) (h)	1.72	%(f) (i)	1.73	%(f) (j)	1.73	%(f) (k)
Gross expenses	1.75	%(e)	1.73	%(g) (h)	1.76	%(i)	1.78	%(j)	1.80	%(k)
Net investment loss	(1.11)%		(1.48)%		(1.53)%		(1.51)%		(1.49)%
Portfolio turnover rate(l)	—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.71%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.70%.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.74%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.75%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.77%.
(l)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

113

Financial Performance

For a share outstanding throughout each period.

ASG Managed Futures Strategy Fund (Consolidated*)

	Class C
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$10.07		$10.69		$10.03		$8.99		$10.25
Income (loss) from Investment Operations:
Net investment loss(a)	(0.19)		(0.24)		(0.24)		(0.21)		(0.21)
Net realized and unrealized gain (loss)	(0.46)		0.05	(b)	2.32		1.25		(0.99)
Total from Investment Operations	(0.65)		(0.19)		2.08		1.04		(1.20)
Less Distributions From:
Net investment income	–		(0.14)		(0.23)		–		(0.06)
Net realized capital gains	-		(0.29)		(1.19)		-		-
Total Distributions	-		(0.43)		(1.42)		-		(0.06)
Net asset value, end of the period	$9.42		$10.07		$10.69		$10.03		$8.99
Total return(c)	(6.45	)%(d)	(2.23)%		21.01	%(d)	11.57	%(d)	(11.74	)%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$71,184		$67,479		$33,945		$18,770		$21,891
Net expenses	2.49	%(e)(f)	2.48	%(g)(h)	2.47	%(f)(i)	2.48	%(f)(j)	2.48	%(f)(k)
Gross expenses	2.50	%(e)	2.48	%(g)(h)	2.51	%(i)	2.53	%(j)	2.55	%(k)
Net investment loss	(1.86)%		(2.24)%		(2.28)%		(2.26)%		(2.24)%
Portfolio turnover rate(l)	—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.46%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.45%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.49%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.50%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.52%.
(l)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

114

Financial Performance

For a share outstanding throughout each period.

ASG Managed Futures Strategy Fund (Consolidated*)

	Class Y
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$10.40		$11.01		$10.26		$9.10		$10.34
Income (loss) from Investment Operations:
Net investment loss(a)	(0.09)		(0.14)		(0.14)		(0.12)		(0.12)
Net realized and unrealized gain (loss)	(0.48)		0.05	(b)	2.40		1.28		(1.00)
Total from Investment Operations	(0.57)		(0.09)		2.26		1.16		(1.12)
Less Distributions From:
Net investment income	(0.00	)(c)	(0.23)		(0.32)		(0.00	)(c)	(0.12)
Net realized capital gains	-		(0.29)		(1.19)		-		-
Total Distributions	(0.00)		(0.52)		(1.51)		(0.00)		(0.12)
Net asset value, end of the period	$9.83		$10.40		$11.01		$10.26		$9.10
Total return	(5.47	)%(d)	(1.22)%		22.21	%(d)	12.75	%(d)	(10.90	)%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$2,629,920		$2,133,620		$1,363,162		$695,307		$593,013
Net expenses	1.49	%(e)(f)	1.48	%(g)(h)	1.47	%(f)(i)	1.48	%(f)(j)	1.48	%(f)(k)
Gross expenses	1.50	%(e)	1.48	%(g)(h)	1.51	%(i)	1.53	%(j)	1.56	%(k)
Net investment loss	(0.85)%		(1.24)%		(1.28)%		(1.26)%		(1.24)%
Portfolio turnover rate(l)	—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.46%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.45%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.49%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.51%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.52%.
(l)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

115

Financial Performance

For a share outstanding throughout each period.

ASG Tactical U.S. Market Fund

	Class A
	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Period Ended December 31, 2013*
Net asset value, beginning of the period	$11.41	$11.85		$11.02	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.04	(0.00	)(b)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.43	(0.35)		1.60	1.31
Total from Investment Operations	0.47	(0.35)		1.59	1.30
Less Distributions From:
Net investment income	(0.05)	–		–	–
Net realized capital gains	-	(0.09)		(0.76)	(0.28)
Total Distributions	(0.05)	(0.09)		(0.76)	(0.28)
Net asset value, end of the period	$11.83	$11.41		$11.85	$11.02
Total return(c)(d)	4.09%	(3.00)%		14.69%	12.96	%(e)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$8,365	$9,360		$3,089	$29
Net expenses(f)	1.25%	1.32%		1.40%	1.40	%(g)
Gross expenses	1.40%	1.39%		1.57%	2.21	%(g)
Net investment income (loss)	0.36%	(0.03)%		(0.09)%	(0.38	)%(g)
Portfolio turnover rate	42%	149	%(h)	62%	13%

*	From commencement of operations on September 30, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund's turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

116

Financial Performance

For a share outstanding throughout each period.

ASG Tactical U.S. Market Fund

	Class C
	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Period Ended December 31, 2013*
Net asset value, beginning of the period	$11.21	$11.73		$11.00	$10.00
Income (loss) from Investment Operations:
Net investment loss(a)	(0.05)	(0.09)		(0.10)	(0.03)
Net realized and unrealized gain (loss)	0.43	(0.34)		1.59	1.31
Total from Investment Operations	0.38	(0.43)		1.49	1.28
Less Distributions From:
Net investment income	–	–		–	–
Net realized capital gains	-	(0.09)		(0.76)	(0.28)
Total Distributions	-	(0.09)		(0.76)	(0.28)
Net asset value, end of the period	$11.59	$11.21		$11.73	$11.00
Total return(b)(c)	3.39%	(3.79)%		13.88%	12.76	%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$1,973	$2,202		$1,468	$8
Net expenses(e)	2.00%	2.07%		2.15%	2.15	%(f)
Gross expenses	2.15%	2.13%		2.33%	2.80	%(f)
Net investment loss	(0.41)%	(0.79)%		(0.86)%	(1.00	)%(f)
Portfolio turnover rate	42%	149	%(g)	62%	13%

*	From commencement of operations on September 30, 2013 through December 31, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund's turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

117

Financial Performance

For a share outstanding throughout each period.

ASG Tactical U.S. Market Fund

	Class Y
	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Period Ended December 31, 2013*
Net asset value, beginning of the period	$11.45	$11.88		$11.03	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.07	0.02		0.01	(0.00	)(b)
Net realized and unrealized gain (loss)	0.44	(0.34)		1.61	1.31
Total from Investment Operations	0.51	(0.32)		1.62	1.31
Less Distributions From:
Net investment income	(0.09)	(0.02)		(0.01)	–
Net realized capital gains	-	(0.09)		(0.76)	(0.28)
Total Distributions	(0.09)	(0.11)		(0.77)	(0.28)
Net asset value, end of the period	$11.87	$11.45		$11.88	$11.03
Total return(c)	4.41%	(2.74)%		14.92%	13.06	%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$58,488	$89,126		$65,042	$22,595
Net expenses(e)	1.00%	1.07%		1.15%	1.15	%(f)
Gross expenses	1.15%	1.14%		1.32%	1.93	%(f)
Net investment income (loss)	0.58%	0.20%		0.10%	(0.13	)%(f)
Portfolio turnover rate	42%	149	%(g)	62%	13%

*	From commencement of operations on September 30, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund's turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

118

Financial Performance

For a share outstanding throughout each period.

Gateway Equity Call Premium Fund

	Class A
	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.22	$9.96		$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.11	0.15	(b)	0.02
Net realized and unrealized gain (loss)	0.66	0.24		(0.02)
Total from Investment Operations	0.77	0.39		0.00	(c)
Less Distributions From:
Net investment income	(0.10)	(0.13)		(0.04)
Net asset value, end of the period	$10.89	$10.22		$9.96
Total return(d)(e)	7.58%	3.90%		0.00	%(f)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$6,507	$3,855		$96
Net expenses(g)	1.20%	1.20%		1.20	%(h)
Gross expenses	1.31%	1.70%		3.69	%(h)
Net investment income	1.02%	1.47	%(b)	0.84	%(h)
Portfolio turnover rate	24%	38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10 and the ratio of net investment income to average net assets would have been 0.98%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

119

Financial Performance

For a share outstanding throughout each period.

Gateway Equity Call Premium Fund

	Class C
	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.22	$9.97		$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.02	0.09	(b)	0.00	(c)
Net realized and unrealized gain (loss)	0.68	0.22		(0.01)
Total from Investment Operations	0.70	0.31		(0.01)
Less Distributions From:
Net investment income	(0.05)	(0.06)		(0.02)
Net asset value, end of the period	$10.87	$10.22		$9.97
Total return(d)(e)	6.85%	3.07%		(0.12	)%(f)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$524	$37		$1
Net expenses(g)	1.95%	1.95%		1.95	%(h)
Gross expenses	1.98%	2.40%		4.37	%(h)
Net investment income	0.23%	0.85	%(b)	0.01	%(h)
Portfolio turnover rate	24%	38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 0.72%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

120

Financial Performance

For a share outstanding throughout each period.

Gateway Equity Call Premium Fund

	Class Y
	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.22	$9.97		$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.13	0.16	(b)	0.02
Net realized and unrealized gain (loss)	0.67	0.24		(0.01)
Total from Investment Operations	0.80	0.40		0.01
Less Distributions From:
Net investment income	(0.13)	(0.15)		(0.04)
Net asset value, end of the period	$10.89	$10.22		$9.97
Total return(c)	7.83%	4.03%		0.13	%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$63,578	$50,334		$20,815
Net expenses(e)	0.95%	0.95%		0.95	%(f)
Gross expenses	1.06%	1.45%		3.54	%(f)
Net investment income	1.27%	1.59	%(b)	0.99	%(f)
Portfolio turnover rate	24%	38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12 and the ratio of net investment income to average net assets would have been 1.20%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

121

Financial Performance

For a share outstanding throughout each period.

Gateway Fund

	Class A
	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$29.72	$29.58		$29.00	$27.13	$26.40
Income (loss) from Investment Operations:
Net investment income(a)	0.41	0.57	(b)	0.39	0.43	0.48
Net realized and unrealized gain (loss)	1.13	0.12		0.57	1.82	0.72
Total from Investment Operations	1.54	0.69		0.96	2.25	1.20
Less Distributions From:
Net investment income	(0.42)	(0.55)		(0.38)	(0.38)	(0.47)
Net asset value, end of the period	$30.84	$29.72		$29.58	$29.00	$27.13
Total return(c)(d)	5.23%	2.34%		3.33%	8.39%	4.51%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$1,755,576	$1,864,118		$1,976,457	$2,351,788	$2,066,522
Net expenses(e)	0.94%	0.94%		0.94%	0.94%	0.94%
Gross expenses	1.02%	1.01%		1.02%	1.03%	1.03%
Net investment income	1.39%	1.91	%(b)	1.33%	1.51%	1.79%
Portfolio turnover rate	14%	10%		13%	10%	8%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.37, and the ratio of net investment income to average net assets would have been 1.24%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

122

Financial Performance

For a share outstanding throughout each period.

Gateway Fund

	Class C
	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$29.61	$29.48		$28.90	$27.04	$26.32
Income (loss) from Investment Operations:
Net investment income(a)	0.19	0.34	(b)	0.17	0.21	0.28
Net realized and unrealized gain (loss)	1.11	0.12		0.57	1.82	0.71
Total from Investment Operations	1.30	0.46		0.74	2.03	0.99
Less Distributions From:
Net investment income	(0.19)	(0.33)		(0.16)	(0.17)	(0.27)
Net asset value, end of the period	$30.72	$29.61		$29.48	$28.90	$27.04
Total return(c)(d)	4.42%	1.54%		2.58%	7.58%	3.71%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$366,584	$387,235		$353,339	$331,465	$286,602
Net expenses(e)	1.70%	1.70%		1.70%	1.70%	1.70%
Gross expenses	1.77%	1.76%		1.77%	1.78%	1.78%
Net investment income	0.63%	1.15	%(b)	0.57%	0.75%	1.04%
Portfolio turnover rate	14%	10%		13%	10%	8%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, and the ratio of net investment income to average net assets would have been 0.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

123

Financial Performance

For a share outstanding throughout each period.

Gateway Fund

	Class Y
	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$29.71	$29.57		$28.99	$27.12	$26.39
Income (loss) from Investment Operations:
Net investment income(a)	0.49	0.64	(b)	0.46	0.50	0.56
Net realized and unrealized gain (loss)	1.12	0.12		0.57	1.82	0.70
Total from Investment Operations	1.61	0.76		1.03	2.32	1.26
Less Distributions From:
Net investment income	(0.49)	(0.62)		(0.45)	(0.45)	(0.53)
Net asset value, end of the period	$30.83	$29.71		$29.57	$28.99	$27.12
Total return(c)	5.48%	2.59%		3.58%	8.65%	4.76%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$5,550,008	$6,012,987		$5,814,900	$5,520,003	$4,654,553
Net expenses(d)	0.70%	0.70%		0.70%	0.70%	0.70%
Gross expenses	0.77%	0.76%		0.77%	0.78%	0.78%
Net investment income	1.63%	2.16	%(b)	1.57%	1.76%	2.08%
Portfolio turnover rate	14%	10%		13%	10%	8%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.45, and the ratio of net investment income to average net assets would have been 1.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

124

Financial Performance

For a share outstanding throughout each period.

Loomis Sayles Strategic Alpha Fund

	Class A
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$9.45	$9.96	$10.06		$10.20	$9.34
Income (loss) from Investment Operations:
Net investment income(a)	0.30	0.26	0.29	(b)	0.37	0.37
Net realized and unrealized gain (loss)	0.31	(0.42)	(0.07)		(0.28)	0.77
Total from Investment Operations	0.61	(0.16)	0.22		0.09	1.14
Less Distributions From:
Net investment income	(0.20)	(0.35)	(0.32)		(0.23)	(0.28)
Net asset value, end of the period	$9.86	$9.45	$9.96		$10.06	$10.20
Total return(c)	6.57%	(1.68)%	2.24	%(b)	0.96%	12.24%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$67,746	$116,055	$104,056		$177,339	$80,704
Net expenses	1.10%	1.10%	1.10%		1.11%	1.12%
Gross expenses	1.10%	1.10%	1.10%		1.11%	1.12%
Net investment income	3.14%	2.66%	2.90	%(b)	3.68%	3.77%
Portfolio turnover rate	72%	72%	87%		115%	116%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.28, total return would have been 2.14% and the ratio of net investment income to average net assets would have been 2.81%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.

125

Financial Performance

For a share outstanding throughout each period.

Loomis Sayles Strategic Alpha Fund

	Class C
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$9.42	$9.93	$10.03		$10.16	$9.31
Income (loss) from Investment Operations:
Net investment income(a)	0.23	0.19	0.21	(b)	0.30	0.30
Net realized and unrealized gain (loss)	0.30	(0.43)	(0.06)		(0.28)	0.76
Total from Investment Operations	0.53	(0.24)	0.15		0.02	1.06
Less Distributions From:
Net investment income	(0.13)	(0.27)	(0.25)		(0.15)	(0.21)
Net asset value, end of the period	$9.82	$9.42	$9.93		$10.03	$10.16
Total return(c)	5.70%	(2.44)%	1.47	%(b)	0.22%	11.44%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$45,674	$62,453	$71,215		$91,694	$67,748
Net expenses	1.85%	1.85%	1.85%		1.86%	1.87%
Gross expenses	1.85%	1.85%	1.85%		1.86%	1.87%
Net investment income	2.40%	1.91%	2.13	%(b)	2.96%	3.05%
Portfolio turnover rate	72%	72%	87%		115%	116%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.21, total return would have been 1.37% and the ratio of net investment income to average net assets would have been 2.05%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.

126

Financial Performance

For a share outstanding throughout each period.

Loomis Sayles Strategic Alpha Fund

	Class Y
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$9.44	$9.95	$10.05		$10.19	$9.33
Income (loss) from Investment Operations:
Net investment income(a)	0.32	0.29	0.31	(b)	0.40	0.41
Net realized and unrealized gain (loss)	0.32	(0.43)	(0.06)		(0.29)	0.76
Total from Investment Operations	0.64	(0.14)	0.25		0.11	1.17
Less Distributions From:
Net investment income	(0.23)	(0.37)	(0.35)		(0.25)	(0.31)
Net asset value, end of the period	$9.85	$9.44	$9.95		$10.05	$10.19
Total return	6.86%	(1.43)%	2.52	%(b)	1.19%	12.57%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$1,083,527	$1,183,723	$1,188,605		$970,539	$497,648
Net expenses	0.85%	0.85%	0.85%		0.86%	0.87%
Gross expenses	0.85%	0.85%	0.85%		0.86%	0.87%
Net investment income	3.39%	2.91%	3.10	%(b)	3.92%	4.09%
Portfolio turnover rate	72%	72%	87%		115%	116%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, total return would have been 2.42% and the ratio of net investment income to average net assets would have been 3.03%.

127

Financial Performance

For a share outstanding throughout each period.

McDonnell Intermediate Municipal Bond Fund

	Class A
	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.09	$10.00		$9.54	$9.89	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.12	0.13		0.11	0.09	(0.01)
Net realized and unrealized gain (loss)	(0.20)	0.10		0.47	(0.35)	(0.10)
Total from Investment Operations	(0.08)	0.23		0.58	(0.26)	(0.11)
Less Distributions From:
Net investment income	(0.12)	(0.14)		(0.12)	(0.09)	–
Net asset value, end of the period	$9.89	$10.09		$10.00	$9.54	$9.89
Total return(b)(c)	(0.79)%	2.28%		6.08%	(2.66)%	(1.10	)%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$5,474	$6,427		$2,399	$1,047	$1
Net expenses(e)	0.70%	0.74	%(f)	0.80%	0.80%	2.19	%(g)(h)
Gross expenses	0.88%	1.12%		1.26%	1.37%	2.23	%(g)
Net investment income (loss)	1.19%	1.27%		1.15%	0.90%	(0.71	)%(g)
Portfolio turnover rate	48%	20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2015, the expense limit decreased from 0.80% to 0.70%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

128

Financial Performance

For a share outstanding throughout each period.

McDonnell Intermediate Municipal Bond Fund

	Class C
	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.09	$9.99		$9.54	$9.89	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.04	0.05		0.04	0.01	(0.01)
Net realized and unrealized gain (loss)	(0.18)	0.11		0.45	(0.34)	(0.10)
Total from Investment Operations	(0.14)	0.16		0.49	(0.33)	(0.11)
Less Distributions From:
Net investment income	(0.05)	(0.06)		(0.04)	(0.02)	–
Net asset value, end of the period	$9.90	$10.09		$9.99	$9.54	$9.89
Total return(b)(c)	(1.44)%	1.63%		5.18%	(3.35)%	(1.10	)%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$4,015	$6,355		$2,223	$55	$1
Net expenses(e)	1.45%	1.49	%(f)	1.55%	1.55%	2.20	%(g)(h)
Gross expenses	1.63%	1.88%		2.04%	2.08%	2.24	%(g)
Net investment income (loss)	0.44%	0.52%		0.41%	0.14%	(0.73	)%(g)
Portfolio turnover rate	48%	20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2015, the expense limit decreased from 1.55% to 1.45%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

129

Financial Performance

For a share outstanding throughout each period.

McDonnell Intermediate Municipal Bond Fund

	Class Y
	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.10	$10.00		$9.54	$9.88	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.15	0.15		0.14	0.11	(0.01)
Net realized and unrealized gain (loss)	(0.20)	0.11		0.46	(0.34)	(0.11)
Total from Investment Operations	(0.05)	0.26		0.60	(0.23)	(0.12)
Less Distributions From:
Net investment income	(0.15)	(0.16)		(0.14)	(0.11)	–
Net asset value, end of the period	$9.90	$10.10		$10.00	$9.54	$9.88
Total return(b)	(0.55)%	2.63%		6.36%	(2.31)%	(1.20	)%(c)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$49,179	$66,713		$28,314	$21,704	$14,827
Net expenses(d)	0.45%	0.49	%(e)	0.55%	0.55%	2.33	%(f)(g)
Gross expenses	0.63%	0.85%		1.02%	1.04%	2.37	%(f)
Net investment income (loss)	1.44%	1.48%		1.46%	1.13%	(0.84	)%(f)
Portfolio turnover rate	48%	20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2015, the expense limit decreased from 0.55% to 0.45%.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

130

Appendix A - Financial Intermediary Specific Sales Load Waivers

Appendix A - Financial Intermediary Specific Sales Load Waivers

Set forth below is information regarding sales load waivers and discounts available at specific financial intermediaries which are not affiliated with the Funds, the Advisers, Subadviser and/or the Distributor. In all instances, it is the purchaser's responsibility to notify the financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales load waivers or discounts.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

■

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;

■

Shares purchased by or through a 529 Plan;

■

Shares purchased through a Merrill Lynch affiliated investment advisory program;

■

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform;

■

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);

■

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);

■

Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date;

■

Employees and registered representatives of Merrill Lynch or its affiliates and their family members;

■

Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in the Prospectus; and

■

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A and Class C Shares available at Merrill Lynch

■

Death or disability of the shareholder;

■

Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus;

■

Return of excess contributions from an IRA account;

■

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½;

■

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;

■

Shares acquired through a right of reinstatement; and

■

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform.

Merrill Lynch clients subject to a CDSC when transferring from one share class to another may be eligible for CDSC proration. Merrill Lynch will remit the portion of the payment to be made to the Distributor solely for the number of months remaining on the CDSC period divided by the total number of months of the CDSC period.

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

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Breakpoints as described in this Prospectus;

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Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and

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Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

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If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund's investments. Each annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds' annual or semiannual reports or their SAIs, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds' website at ngam.natixis.com or call the Funds at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds' reports and SAI are available free from the EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

Investment Company Act File No. 811-22099 Investment Company Act File No. 811-00242	XA51-0717